Nuveen Minnesota Intermediate Municipal Bond
Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.2%
X 339,677,136 MUNICIPAL BONDS - 98.2%
X 339,677,136
Education and Civic Organizations - 18.2%
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
$ 425 3.000%, 8/01/23 No Opt. Call BB+ $ 421,719
720 3.500%, 8/01/25 No Opt. Call BB+ 692,539
130 4.000%, 8/01/28 8/26 at 100.00 BB+ 121,897
1,160 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.000%, 6/15/37
6/29 at 100.00 N/R 919,486
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/31 7/24 at 102.00 N/R 100,175
1,000 5.000%, 7/01/36 7/24 at 102.00 N/R 973,370
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
190 5.000%, 7/01/30 7/25 at 100.00 BB+ 191,064
710 5.250%, 7/01/37 7/25 at 100.00 BB+ 711,328
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2016A:
465 4.000%, 7/01/23 No Opt. Call BB+ 464,223
300 4.000%, 7/01/24 No Opt. Call BB+ 297,762
135 4.000%, 7/01/25 No Opt. Call BB+ 132,754
130 4.000%, 7/01/26 7/25 at 100.00 BB+ 126,788
300 4.000%, 7/01/27 7/25 at 100.00 BB+ 290,016
370 4.000%, 7/01/28 7/25 at 100.00 BB+ 354,186
230 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A, 4.375%, 10/01/27
10/24 at 100.00 N/R 221,347
645 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.500%, 8/01/36
3/23 at 102.00 BB+ 647,657
Greenwood, Minnesota, Charter School Lease Revenue
Bonds, Main Street School of Performing Arts Project,
Series 2016A:
860 4.500%, 7/01/26 No Opt. Call N/R 829,530
40 5.000%, 7/01/36 7/26 at 100.00 N/R 36,259
1,485 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 4.000%, 11/01/26
No Opt. Call BB+ 1,434,302
975 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BB 893,539
Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A:
1,000 4.750%, 7/01/31 7/26 at 100.00 N/R 949,050
500 5.000%, 7/01/36 7/26 at 100.00 N/R 468,915
1,405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/32, 144A
12/27 at 100.00 N/R 1,402,738
1,380 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 1,383,892
2,690 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Refunding Series 2015, 4.000%, 12/01/28
12/24 at 100.00 Aa1 2,707,420
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,800 5.000%, 5/01/32 5/27 at 100.00 BB+ 2,775,444
655 5.000%, 5/01/37 5/27 at 100.00 BB+ 620,547
1,600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/33
3/27 at 100.00 Aa2 1,653,440

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
$ 140 3.000%, 12/01/23 No Opt. Call Baa2 $ 138,421
105 4.000%, 12/01/24 No Opt. Call Baa2 104,075
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Gustavus Adolfus College, Series 2013-7W:
500 5.000%, 10/01/23 No Opt. Call A3 504,560
1,000 4.250%, 10/01/28 10/23 at 100.00 A3 1,005,630
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunidng Series 2021:
100 4.000%, 3/01/29 No Opt. Call Aa3 106,008
150 4.000%, 3/01/30 No Opt. Call Aa3 160,147
160 4.000%, 3/01/31 No Opt. Call Aa3 172,269
140 4.000%, 3/01/32 3/31 at 100.00 Aa3 149,705
1,250 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/29
3/25 at 100.00 Aa3 1,255,012
1,235 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/31
10/28 at 100.00 Baa1 1,322,413
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Refunding Series 2021:
500 4.000%, 10/01/32 10/30 at 100.00 A2 513,635
200 4.000%, 10/01/34 10/30 at 100.00 A2 202,198
700 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Series 2015-8I, 3.375%, 10/01/30
10/25 at 100.00 A2 671,888
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2015-8-G, 5.000%, 12/01/28
12/25 at 100.00 A1 1,044,090
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 840,070
1,000 4.000%, 10/01/50 10/30 at 100.00 A1 919,940
825 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A, 4.000%, 10/01/38
10/30 at 100.00 A2 808,962
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2013-7U:
2,000 4.000%, 4/01/25 4/23 at 100.00 A2 2,000,980
775 4.000%, 4/01/26 4/23 at 100.00 A2 775,465
300 4.000%, 4/01/27 4/23 at 100.00 A2 300,204
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2017A:
750 4.000%, 10/01/34 10/27 at 100.00 A2 763,140
525 4.000%, 10/01/35 10/27 at 100.00 A2 530,092
450 4.000%, 10/01/36 10/27 at 100.00 A2 450,594
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 4.000%, 10/01/31
10/29 at 100.00 A2 1,030,410
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
1,000 4.125%, 10/01/41 10/30 at 100.00 A2 968,120
1,000 5.000%, 10/01/47 10/30 at 100.00 A2 1,042,380
450 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 467,316
705 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/26, (AMT)
No Opt. Call AA 731,635
1,185 Minnesota State Colleges and University, General Fund Revenue Bonds,
Series 2015A, 3.000%, 10/01/26
4/25 at 100.00 AA- 1,183,140
Moorhead, Minnesota, Educational Facilities Revenue
Bonds, The Concordia College Corporation Project, Series
2016:
980 4.000%, 12/01/30 12/25 at 100.00 Baa1 983,263
1,060 4.000%, 12/01/32 12/25 at 100.00 Baa1 1,062,184
935 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/34
9/24 at 100.00 BB- 893,243

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 70 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/36
4/26 at 100.00 N/R $ 57,812
710 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/38, 144A
7/27 at 100.00 N/R 715,368
3,005 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.250%, 9/01/31
9/26 at 100.00 BB+ 3,018,312
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A,
5.000%, 6/15/38, 144A
6/25 at 100.00 N/R 191,528
325 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.000%, 9/01/31
9/24 at 102.00 BB+ 298,275
885 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series
2015A, 5.000%, 7/01/35
7/25 at 100.00 BB 847,210
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
55 4.000%, 7/01/23 No Opt. Call BB 55,023
700 5.000%, 7/01/33 7/23 at 100.00 BB 700,672
260 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.000%, 3/01/28
3/23 at 100.00 BB 245,983
2,770 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/36
10/26 at 100.00 N/R 2,608,232
University of Minnesota, General Obligation Bonds, Series
2014B:
1,000 4.000%, 1/01/31 1/24 at 100.00 Aa1 1,007,540
1,000 4.000%, 1/01/32 1/24 at 100.00 Aa1 1,007,420
1,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 1,005,210
5,000 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/44
4/29 at 100.00 Aa1 5,359,100
Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016:
120 3.750%, 6/01/26 6/24 at 100.00 N/R 113,518
10 4.500%, 6/01/36 6/24 at 100.00 N/R 8,430
690 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/31
7/28 at 103.00 BB- 633,234
Total Education and Civic Organizations 62,795,443
Health Care - 16.6%
3,370 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29
3/26 at 100.00 N/R 3,370,977
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
1,140 4.000%, 4/01/29 4/27 at 100.00 BBB 1,126,137
1,040 4.000%, 4/01/32 4/27 at 100.00 BBB 1,018,441
1,150 Crookston, Minnesota, Health Care Facilities Revenue Bonds, RiverView
Health Project, Refunding Series 2017A, 4.000%, 5/01/32
5/25 at 100.00 N/R 988,850
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
1,045 5.000%, 2/15/33 2/28 at 100.00 A- 1,101,023
255 4.250%, 2/15/38 2/28 at 100.00 A- 248,635
675 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 4.000%, 6/15/37
6/31 at 100.00 BBB- 614,534

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 240 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/35
6/32 at 100.00 BBB- $ 226,949
1,400 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/42
6/32 at 100.00 BBB- 1,424,696
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
660 4.000%, 4/01/25 3/23 at 100.00 BBB 651,988
400 4.000%, 4/01/26 3/23 at 100.00 BBB 394,876
2,000 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 5.000%, 9/01/28
9/25 at 100.00 Baa1 2,058,900
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
495 5.000%, 5/01/31 5/27 at 100.00 Baa1 517,636
405 5.000%, 5/01/32 5/27 at 100.00 Baa1 421,650
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
470 4.000%, 11/15/37 11/31 at 100.00 AA- 462,626
1,500 4.000%, 11/15/38 11/31 at 100.00 AA- 1,468,965
3,000 4.000%, 11/15/39 11/31 at 100.00 AA- 2,919,990
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
1,190 5.000%, 11/15/28 11/25 at 100.00 BBB+ 1,234,375
1,100 5.000%, 11/15/29 11/25 at 100.00 BBB+ 1,140,172
1,000 5.000%, 11/15/30 11/25 at 100.00 BBB+ 1,035,450
2,000 5.000%, 11/15/32 11/25 at 100.00 BBB+ 2,067,340
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
3,390 5.000%, 11/15/35 11/28 at 100.00 BBB+ 3,567,229
2,100 5.000%, 11/15/36 11/28 at 100.00 BBB+ 2,197,272
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B:
2,560 5.000%, 11/15/29 No Opt. Call AA 2,910,592
1,000 5.000%, 11/15/33 No Opt. Call AA 1,187,370
2,300 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 4.000%, 11/15/39
11/32 at 100.00 AA 2,338,088
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
3,720 5.000%, 7/01/28 7/25 at 100.00 A 3,855,073
1,550 5.000%, 7/01/30 7/25 at 100.00 A 1,604,281
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,032,750
3,420 5.000%, 7/01/33 7/25 at 100.00 A 3,529,577
1,000 4.000%, 7/01/35 7/25 at 100.00 A 1,000,850
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
1,560 5.000%, 11/15/26 No Opt. Call BBB+ 1,636,206
1,000 5.000%, 11/15/28 11/27 at 100.00 BBB+ 1,062,730
1,000 5.000%, 11/15/34 11/27 at 100.00 BBB+ 1,050,050
1,745 4.000%, 11/15/35 11/27 at 100.00 BBB+ 1,735,385
625 4.000%, 11/15/36 11/27 at 100.00 BBB+ 608,850
1,305 4.000%, 11/15/37 11/27 at 100.00 BBB+ 1,253,896
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,200 5.000%, 9/01/27 9/24 at 100.00 A 1,221,936
1,140 5.000%, 9/01/29 9/24 at 100.00 A 1,160,360
Total Health Care 57,446,705

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.1%
$ 500 Anoka Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Woodland Park Apartments Project, Series
2011A, 5.000%, 4/01/27
3/23 at 100.00 Aaa $ 500,620
Total Housing/Multifamily 500,620
Housing/Single Family - 0.4%
160 Dakota County Community Development Agency, Minnesota, Single
Family Mortgage Revenue Bonds, Mortgage Backed Securities Program,
Series 2011A, 4.400%, 12/01/26
3/23 at 100.00 AA+ 160,063
120 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.100%, 7/01/26
7/24 at 100.00 AA+ 119,517
260 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.350%, 7/01/23, (AMT)
No Opt. Call AA+ 257,917
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E:
670 1.850%, 1/01/29 No Opt. Call AA+ 600,581
400 1.900%, 7/01/29 No Opt. Call AA+ 356,868
Total Housing/Single Family 1,494,946
Industrials - 0.3%
1,000 Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1, 4.000%, 6/01/28
6/23 at 100.00 A+ 1,002,560
Total Industrials 1,002,560
Long-Term Care - 9.9%
250 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at Anoka,
Inc. Project, Refunding Series 2017, 5.000%, 11/01/46
11/24 at 103.00 N/R 208,135
Apple Valley, Minnesota Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase
II Project, Series 2021:
225 4.000%, 9/01/26 No Opt. Call N/R 222,541
240 4.000%, 9/01/28 No Opt. Call N/R 233,186
270 4.000%, 9/01/31 9/28 at 102.00 N/R 249,901
465 4.000%, 9/01/36 9/28 at 102.00 N/R 410,116
440 4.000%, 9/01/41 9/28 at 102.00 N/R 369,407
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
4.250%, 9/01/38
9/23 at 102.00 N/R 916,730
1,000 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25
11/24 at 100.00 Baa1 1,016,530
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
100 4.000%, 9/01/29 9/26 at 102.00 N/R 90,521
100 4.000%, 9/01/30 9/26 at 102.00 N/R 88,342
100 4.000%, 9/01/31 9/26 at 102.00 N/R 86,174
100 4.000%, 9/01/32 9/26 at 102.00 N/R 84,002
155 4.000%, 9/01/33 9/26 at 102.00 N/R 127,815
100 4.000%, 9/01/34 9/26 at 102.00 N/R 81,099
815 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/33
8/23 at 100.00 N/R 816,255
1,110 City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities
Revenue Bonds, Walker Minneapolis Campus Project, Series 2015,
4.625%, 11/15/31
3/23 at 100.00 N/R 1,053,756
325 City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31
8/24 at 100.00 N/R 283,706
235 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017, 4.450%, 3/01/31
3/23 at 100.00 N/R 206,391
200 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018, 4.500%, 9/01/33
9/23 at 100.00 N/R 169,632

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
$ 1,000 4.600%, 1/01/27 3/23 at 100.00 N/R $ 933,820
500 5.000%, 1/01/34 3/23 at 100.00 N/R 428,995
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
2,385 3.875%, 8/01/29, 144A 3/23 at 100.00 N/R 2,244,213
1,100 5.000%, 8/01/36, 144A 3/23 at 100.00 N/R 1,065,471
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.200%, 5/01/35
5/24 at 101.00 N/R 418,825
1,435 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
3/23 at 100.00 N/R 1,400,617
200 Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019, 4.000%, 7/01/32
7/25 at 102.00 N/R 173,148
100 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 3.750%, 5/01/34
5/24 at 101.00 N/R 81,095
Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series
2015:
425 4.750%, 11/01/28 5/23 at 100.00 N/R 405,063
750 5.250%, 11/01/45 5/23 at 100.00 N/R 669,668
Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series
2019:
95 2.900%, 8/01/23 No Opt. Call N/R 94,014
100 3.100%, 8/01/25 8/24 at 101.00 N/R 94,424
380 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/24
No Opt. Call N/R 379,814
Rochester, Minnesota, Health Care and Housing Revenue
Bonds, Samaritan Bethany, Inc. Project, Refunding Series
2017A:
775 3.875%, 8/01/26 8/25 at 100.00 N/R 744,163
805 4.000%, 8/01/27 8/25 at 100.00 N/R 766,996
2,000 4.000%, 8/01/30 8/25 at 100.00 N/R 1,816,980
405 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 4.000%, 7/01/33
7/24 at 102.00 N/R 341,601
1,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.350%, 6/01/36
6/26 at 100.00 N/R 861,300
2,760 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.000%, 5/01/33
5/23 at 100.00 N/R 2,522,502
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
500 5.000%, 12/01/25 No Opt. Call Baa2 507,775
1,015 5.000%, 12/01/26 No Opt. Call Baa2 1,034,346
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
160 3.100%, 11/01/31, 144A 11/26 at 102.00 N/R 135,690
625 3.150%, 11/01/32, 144A 11/26 at 102.00 N/R 521,837
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 3.250%, 9/01/26 9/24 at 100.00 N/R 480,760
550 3.700%, 9/01/28 9/24 at 100.00 N/R 528,517
350 3.800%, 9/01/29 9/24 at 100.00 N/R 335,947
565 3.900%, 9/01/30 9/24 at 100.00 N/R 542,581
320 4.125%, 9/01/34 9/24 at 100.00 N/R 305,715

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,590 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/27
No Opt. Call N/R $ 1,580,524
2,395 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
3/23 at 100.00 N/R 2,038,432
Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020:
50 2.450%, 3/01/23 No Opt. Call N/R 50,000
120 2.700%, 3/01/26 3/25 at 101.00 N/R 111,740
335 2.950%, 3/01/28 3/25 at 101.00 N/R 300,693
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
175 3.000%, 8/01/27 8/24 at 102.00 N/R 163,525
300 3.125%, 8/01/28 8/24 at 102.00 N/R 278,046
300 3.250%, 8/01/29 8/24 at 102.00 N/R 275,829
225 3.375%, 8/01/30 8/24 at 102.00 N/R 205,585
600 5.000%, 8/01/31 8/24 at 102.00 N/R 603,336
450 5.000%, 8/01/32 8/24 at 102.00 N/R 451,800
250 5.000%, 8/01/33 8/24 at 102.00 N/R 250,220
555 5.000%, 8/01/34 8/24 at 102.00 N/R 551,637
250 5.000%, 8/01/35 8/24 at 102.00 N/R 246,130
500 4.000%, 8/01/44 8/24 at 102.00 N/R 400,900
Total Long-Term Care 34,058,513
Tax Obligation/General - 27.7%
2,000 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa1 2,216,640
1,475 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/34
2/28 at 100.00 AAA 1,394,598
1,405 Benson Independent School District 777, Minnesota, General Olibation
Bonds, School Building Series 2018A, 4.000%, 2/01/32
2/27 at 100.00 AAA 1,472,131
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
3,280 4.000%, 2/01/30 2/27 at 100.00 AAA 3,413,135
1,000 4.000%, 2/01/33 2/27 at 100.00 AAA 1,039,620
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
2,145 4.000%, 2/01/35 2/27 at 100.00 Aa1 2,195,086
1,720 4.000%, 2/01/37 2/27 at 100.00 Aa1 1,739,006
2,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series
2014A, 4.000%, 11/01/28 - BAM Insured
11/23 at 100.00 AA 2,013,620
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 Aa1 1,009,420
1,055 Dawson-Boyd Independent School District 378, Yellow Medicine County,
Minnesota, General Obligation Bonds, School Building Series 2019A,
4.000%, 2/01/30
2/28 at 100.00 AAA 1,113,964
1,250 Detroit Lakes Independent School District 22, Becker and Otter Tail
Counties, Minnesota, General Obligation Bonds, School Building Series
2019A, 4.000%, 2/01/30
2/27 at 100.00 AAA 1,318,763
Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A:
1,515 4.000%, 2/01/42 2/31 at 100.00 AAA 1,503,244
1,450 4.000%, 2/01/45 2/31 at 100.00 AAA 1,417,259
1,270 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/30
2/28 at 96.61 Aa1 981,316

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 3,150 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 Aa1 $ 3,301,294
1,530 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
4.000%, 2/01/32
2/28 at 100.00 AAA 1,614,808
2,460 Forest Lake, Washington County, Minnesota, General Obligation Bonds,
Series 2019A, 4.000%, 2/01/32
2/29 at 100.00 AA+ 2,621,917
Fridley Independent School District 14, Anoka County,
Minnesota, General Obligation Bonds, Alternative Facility,
Series 2016B:
2,620 5.000%, 2/01/27 2/26 at 100.00 Aa1 2,768,056
1,075 4.000%, 2/01/28 2/26 at 100.00 Aa1 1,106,616
1,485 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,567,997
Greenway Independent School District 316, Itasca
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2019F:
1,265 0.000%, 2/01/27 2/26 at 97.95 AAA 1,112,580
1,345 0.000%, 2/01/28 2/26 at 95.70 AAA 1,147,124
5,295 Hennepin County, Minnesota, General Obligation Bonds, Series 2021A,
5.000%, 12/01/33
12/31 at 100.00 AAA 6,279,605
500 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 503,065
1,555 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/35
2/31 at 100.00 AAA 1,783,258
2,595 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2017B, 4.000%, 2/01/32
2/28 at 100.00 AAA 2,701,395
580 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, Long-Term Facilities Maintenance Series
2019B, 4.000%, 2/01/34
2/29 at 100.00 AAA 603,554
Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018:
1,480 4.000%, 12/01/33 12/26 at 100.00 AAA 1,539,585
500 4.000%, 12/01/35 12/26 at 100.00 AAA 513,610
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013A, 5.000%, 8/01/25
8/23 at 100.00 AAA 2,016,700
2,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2013D, 3.500%, 10/01/28
10/23 at 100.00 AAA 2,006,040
5,100 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/38
9/31 at 100.00 AAA 5,300,991
500 Montgomery Independent School District 2905, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/25 at 100.00 Aa1 507,075
1,475 Moose Lake Independent School District 97, Carlton and Pine Counties,
Minnesota, General Obligation Bonds, School Buidling Series 2015A,
4.000%, 2/01/30
2/25 at 100.00 Aa1 1,504,869
2,050 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series 2017A,
4.000%, 2/01/30
2/27 at 100.00 AAA 2,145,591
850 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa1 820,989
Northland Independent School District 118, Minnesota,
General Obligation Bonds, Series 2016A:
560 3.000%, 2/01/27 2/24 at 100.00 Aa1 557,839
1,185 3.000%, 2/01/29 2/24 at 100.00 Aa1 1,185,462
1,500 Osseo Independent School District 279 Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018B, 4.000%,
2/01/34
2/27 at 100.00 Aa1 1,562,955
1,035 Perham Dent Independent School District 549, Minnesota, General
Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/30
2/24 at 100.00 Aa1 1,035,983

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 880 Plainview-Elgin-Millville Independent School District 2899, Minnesota,
General Obligation Bonds, School Building Series 2019A, 4.000%,
2/01/32
2/28 at 100.00 AAA $ 928,778
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa1 1,250,312
1,035 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Refunding Series 2019A,
5.000%, 2/01/24
No Opt. Call Aa1 1,050,887
4,535 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 Aa1 4,687,920
1,100 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Series 2015A, 4.000%, 2/01/30
2/25 at 100.00 Aa1 1,122,484
575 Saint Francis Independent School District 15, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
3/23 at 100.00 Aa1 575,437
1,075 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/37
2/31 at 100.00 Aa1 1,205,215
1,225 Saint Michael Independent School District 885, Wright County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 3.200%,
2/01/32
2/26 at 100.00 Aa1 1,227,952
1,700 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/39
2/30 at 100.00 AA 1,696,923
1,240 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%,
2/01/27
2/24 at 100.00 Aa1 1,243,348
1,330 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018A, 4.000%,
2/01/31
2/27 at 100.00 Aa1 1,371,509
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022A, 4.000%,
2/01/35
2/30 at 100.00 Aa1 2,078,380
2,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa1 2,053,340
915 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A, 4.000%, 2/01/31
2/27 at 100.00 AAA 950,658
2,000 Stillwater Independent School District 834, Washington County,
Minnesota, General Obligation Bonds, School Building Series 2015A,
4.000%, 2/01/28
2/24 at 100.00 Aa1 2,018,420
2,415 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/31
2/28 at 94.63 AAA 1,815,525
Total Tax Obligation/General 95,913,848
Tax Obligation/Limited - 10.5%
695 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/28
No Opt. Call Aa1 751,615
55 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.000%, 12/15/37
12/27 at 100.00 N/R 49,084
1,475 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29
2/24 at 100.00 AAA 1,458,908
1,000 Minneapolis Special School District 1, Hennepin County, Minnesota,
Certificates of Participation, Full Term Series 2017C, 4.000%, 2/01/30
2/28 at 100.00 AAA 1,045,200
Minneapolis, Minnesota, Tax Increment Revenue Bonds,
Grant Park Project, Refunding Series 2015:
495 3.650%, 3/01/24 3/23 at 100.00 N/R 490,357
200 3.800%, 3/01/25 3/23 at 100.00 N/R 196,674
200 4.000%, 3/01/27 3/23 at 100.00 N/R 197,070
165 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24
3/23 at 100.00 N/R 164,528

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy
Tower Project, Series 2015:
$ 765 4.000%, 3/01/25 3/24 at 100.00 N/R $ 755,904
500 5.000%, 3/01/29 3/24 at 100.00 N/R 500,475
1,170 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 4.000%, 8/01/27
8/24 at 100.00 AA+ 1,186,345
960 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/34
8/28 at 100.00 AA+ 985,757
770 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2019A, 4.000%, 8/01/32
8/29 at 100.00 AA+ 803,495
3,105 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B, 4.000%, 8/01/32
8/30 at 100.00 AA+ 3,300,863
1,810 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/31
8/30 at 100.00 AA+ 1,926,329
205 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/37
8/31 at 100.00 AA+ 184,693
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
1,085 5.000%, 8/01/33 8/31 at 100.00 AA+ 1,238,528
3,295 4.000%, 8/01/39 8/31 at 100.00 AA+ 3,273,813
2,385 4.000%, 8/01/40 8/31 at 100.00 AA+ 2,350,966
1,900 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 AA+ 2,071,532
1,185 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.250%, 8/01/27
3/23 at 100.00 AA+ 1,187,086
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015B:
605 3.125%, 2/01/29 2/25 at 100.00 A1 597,268
350 3.250%, 2/01/30 2/25 at 100.00 A1 347,091
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
235 4.000%, 5/01/26 No Opt. Call Aa3 241,528
175 4.000%, 5/01/27 No Opt. Call Aa3 181,445
1,215 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/30
No Opt. Call Baa1 1,326,549
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
630 5.000%, 2/01/30 2/25 at 100.00 A1 648,856
725 4.000%, 2/01/38 2/25 at 100.00 A1 721,324
1,685 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.250%, 2/01/33
2/27 at 100.00 AAA 1,657,332
1,020 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2019B, 4.000%, 2/01/32
2/29 at 100.00 AAA 1,074,611
290 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2020C, 3.000%, 2/01/36
2/28 at 100.00 AAA 261,780
735 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%,
11/01/29
11/24 at 100.00 A+ 754,610
3,500 Virginia Housing and Redevelopment Authority, Minnesota, Health
Care Facility Lease Revenue Bonds, Refunding Series 2018A, 4.000%,
10/01/29
10/25 at 100.00 N/R 3,473,855
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
375 4.000%, 2/01/26 No Opt. Call Baa1 374,167
320 4.000%, 2/01/28 No Opt. Call Baa1 320,346
330 4.000%, 2/01/30 No Opt. Call Baa1 331,280
Total Tax Obligation/Limited 36,431,264

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 6.8%
$ 335 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A,
5.000%, 1/01/29
1/24 at 100.00 A+ $ 339,747
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A,
5.000%, 1/01/33
7/29 at 100.00 A+ 1,109,650
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
3,000 5.000%, 1/01/27, (AMT) No Opt. Call A+ 3,118,830
1,735 5.000%, 1/01/30, (AMT) 7/29 at 100.00 A+ 1,864,587
1,000 5.000%, 1/01/32, (AMT) 7/29 at 100.00 A+ 1,074,290
895 5.000%, 1/01/33, (AMT) 7/29 at 100.00 A+ 960,631
4,500 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 4,622,310
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
1,050 5.000%, 1/01/34 1/27 at 100.00 AA- 1,120,182
2,310 5.000%, 1/01/35 1/27 at 100.00 AA- 2,455,230
180 5.000%, 1/01/36 1/27 at 100.00 AA- 190,359
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
1,000 5.000%, 1/01/32, (AMT) No Opt. Call A+ 1,099,240
2,325 5.000%, 1/01/33, (AMT) 1/32 at 100.00 A+ 2,552,734
855 5.000%, 1/01/35, (AMT) 1/32 at 100.00 A+ 927,965
2,000 5.250%, 1/01/47, (AMT) 1/32 at 100.00 A+ 2,090,760
Total Transportation 23,526,515
U.S. Guaranteed - 3.1% (4)
570 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2013B, 5.000%, 12/01/33, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa3 577,923
Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Olmsted Medical Center Project, Series 2013:
940 3.000%, 7/01/25, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 939,107
515 3.250%, 7/01/26, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 514,928
Saint Paul Park, Minnesota, Health Facilities Revenue Bonds,
Presbyterian Homes Interlude Transitional Care Projects,
Refunding Series 2018:
510 4.200%, 5/01/33, (Pre-refunded 5/01/23) 5/23 at 102.00 N/R 520,817
1,940 4.750%, 5/01/38, (Pre-refunded 5/01/23) 5/23 at 102.00 N/R 1,982,874
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,100 5.000%, 11/15/29, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 1,153,768
2,285 5.000%, 11/15/30, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R 2,396,691
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Series 2014A:
1,000 5.000%, 1/01/31, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 1,015,440
1,150 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2 1,167,756
500 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/30, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 512,990
Total U.S. Guaranteed 10,782,294
Utilities - 4.6%
Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A:
475 4.000%, 12/01/28 12/24 at 100.00 AA 485,402
495 4.000%, 12/01/29 12/24 at 100.00 AA 506,509
175 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
4.000%, 1/01/33 - AGM Insured
1/30 at 100.00 AA 184,695

Nuveen Minnesota Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Hutchinson, Minnesota, Public Utility Revenue Bonds,
Refunding Series 2012A:
$ 580 5.000%, 12/01/25 3/23 at 100.00 A1 $ 580,835
670 5.000%, 12/01/26 3/23 at 100.00 A1 670,965
Luverne, Minnesota, Electric Revenue Bonds, Series 2018A:
225 4.000%, 12/01/27 No Opt. Call AA 233,865
100 4.000%, 12/01/33 12/28 at 100.00 AA 104,818
665 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1 667,135
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014:
500 5.000%, 10/01/29 10/24 at 100.00 AA- 513,410
500 5.000%, 10/01/30 10/24 at 100.00 AA- 513,255
1,000 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 3.500%, 10/01/28
10/24 at 100.00 AA- 1,004,610
1,430 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 5.000%, 1/01/30
3/23 at 100.00 A- 1,431,773
750 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2015E, 3.000%, 12/01/29
12/25 at 100.00 AA 751,192
1,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/33
12/26 at 100.00 AA 1,064,720
1,070 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,000,183
100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 3.000%, 10/01/27
No Opt. Call A- 97,395
2,500 Southern Minnesota Municipal Power Agency Power Supply System
Revenue Bonds, Series 2015A, 4.000%, 1/01/30
1/26 at 100.00 AA- 2,560,075
1,000 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call A+ 903,350
Western Minnesota Municipal Power Agency, Minnesota,
Power Supply Revenue Bonds, Refunding Series 2015A:
1,335 5.000%, 1/01/31 1/26 at 100.00 Aa2 1,402,311
1,000 5.000%, 1/01/33 1/26 at 100.00 Aa2 1,047,930
Total Utilities 15,724,428
Total Long-Term Investments (cost $347,291,290) 339,677,136
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.7%
X 2,375,000 MUNICIPAL BONDS - 0.7%
X 2,375,000
Health Care - 0.7%
$ 2,375 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2011, 3.500%, 11/15/38, (Mandatory Put 4/07/21) (5)
3/21 at 100.00 AA $ 2,375,000
Total Health Care $ 2,375,000
Total Short-Term Investments (cost $2,375,000) 2,375,000
Total Investments (cost $349,666,290) - 98.9% 342,052,136
Other Assets & Liabilities, Net - 1.1% 3,658,200
Net Assets - 100% $ 345,710,336

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 339,677,136 $ – $ 339,677,136
Short-Term Investments:
Municipal Bonds – 2,375,000 – 2,375,000
Total
$ – $ 342,052,136 $ – $ 342,052,136
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Minnesota Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.7%
X 512,228,240 MUNICIPAL BONDS - 95.7%
X 512,228,240
Education and Civic Organizations - 16.8%
$ 130 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46
8/26 at 100.00 BB+ $ 103,553
3,500 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R 2,498,125
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
100 5.000%, 7/01/36 7/24 at 102.00 N/R 97,337
2,000 5.000%, 7/01/47 7/24 at 102.00 N/R 1,792,600
Deephaven, Minnesota, Charter School Lease Revenue
Bonds, Eagle Ridge Academy Project, Series 2015A:
675 5.250%, 7/01/37 7/25 at 100.00 BB+ 676,262
500 5.500%, 7/01/50 7/25 at 100.00 BB+ 500,170
1,025 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
3/23 at 102.00 BB+ 1,028,106
1,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 BB+ 960,490
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36
7/26 at 100.00 N/R 90,647
5,350 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+ 4,903,115
Hugo, Minnesota, Charter School Lease Revenue Bonds,
Noble Academy Project, Series 2014A:
600 5.000%, 7/01/29 7/24 at 100.00 BB 600,030
1,000 5.000%, 7/01/34 7/24 at 100.00 BB 975,440
525 5.000%, 7/01/44 7/24 at 100.00 BB 481,136
4,150 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 N/R 3,580,827
1,415 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/51
6/29 at 102.00 N/R 980,793
1,450 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.375%, 7/01/42
7/32 at 100.00 N/R 1,353,271
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Northeast College Prep Project, Series 2020A:
410 5.000%, 7/01/40 7/30 at 100.00 N/R 364,137
100 5.000%, 7/01/55 7/30 at 100.00 N/R 80,740
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
500 6.000%, 7/01/33 7/23 at 100.00 BB+ 501,410
3,715 6.000%, 7/01/43 7/23 at 100.00 BB+ 3,719,606
1,260 6.125%, 7/01/48 7/23 at 100.00 BB+ 1,261,865
420 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Augsburg College, Series 2014-8-C, 3.500%, 5/01/23
3/23 at 100.00 Ba1 418,963
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
2,345 5.000%, 5/01/37 5/27 at 100.00 BB+ 2,221,653
4,700 5.000%, 5/01/47 5/27 at 100.00 BB+ 4,125,707
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017, 4.000%, 3/01/37
3/27 at 100.00 Aa2 1,006,830
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019, 4.000%, 12/01/40
12/29 at 100.00 Baa2 435,430

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Macalester College, Refunidng Series 2021:
$ 140 4.000%, 3/01/33 3/31 at 100.00 Aa3 $ 148,917
155 4.000%, 3/01/34 3/31 at 100.00 Aa3 163,358
125 4.000%, 3/01/35 3/31 at 100.00 Aa3 130,362
155 4.000%, 3/01/36 3/31 at 100.00 Aa3 159,450
100 4.000%, 3/01/37 3/31 at 100.00 Aa3 102,034
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J, 3.250%, 3/01/30
3/25 at 100.00 Aa3 1,003,390
675 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1 688,203
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint John's University, Series 2015-8I:
350 5.000%, 10/01/33 10/25 at 100.00 A2 363,906
385 5.000%, 10/01/34 10/25 at 100.00 A2 399,880
500 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2016-8-N, 4.000%, 10/01/35
10/26 at 100.00 A1 502,730
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Saint Olaf College, Series 2021:
1,000 3.000%, 10/01/38 10/30 at 100.00 A1 840,070
3,000 4.000%, 10/01/50 10/30 at 100.00 A1 2,759,820
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Green Series 2022A:
1,000 4.000%, 10/01/38 10/30 at 100.00 A2 980,560
575 4.125%, 10/01/41 10/30 at 100.00 A2 556,669
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27
4/26 at 100.00 A2 1,050,230
100 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A, 4.000%, 10/01/36
10/27 at 100.00 A2 100,132
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2019:
1,000 5.000%, 10/01/34 10/29 at 100.00 A2 1,091,680
2,000 5.000%, 10/01/40 10/29 at 100.00 A2 2,093,960
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
500 4.000%, 10/01/40 10/30 at 100.00 A2 480,695
1,490 4.125%, 10/01/42 10/30 at 100.00 A2 1,436,747
500 4.125%, 10/01/42 10/30 at 100.00 A2 482,130
2,045 5.000%, 10/01/47 10/30 at 100.00 A2 2,131,667
715 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 2.650%, 11/01/38, (AMT)
11/27 at 100.00 AA 585,056
1,950 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 Baa1 1,982,077
1,130 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 BB- 999,474
155 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 N/R 114,116
1,600 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 BBB- 1,271,120
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A:
240 5.500%, 7/01/38, 144A 7/27 at 100.00 N/R 241,814
685 5.500%, 7/01/52, 144A 7/27 at 100.00 N/R 673,191
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Refunding Series 2020A:
1,500 5.000%, 9/01/40 9/30 at 100.00 BB+ 1,413,180
1,000 5.000%, 9/01/43 9/30 at 100.00 BB+ 925,090

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
$ 500 5.750%, 9/01/46 9/26 at 100.00 BB+ $ 500,810
1,000 6.000%, 9/01/51 9/26 at 100.00 BB+ 1,007,500
3,800 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/45
12/28 at 102.00 BB- 3,289,052
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A:
1,000 5.000%, 6/15/48, 144A 6/25 at 100.00 N/R 907,990
1,615 5.000%, 6/15/53, 144A 6/25 at 100.00 N/R 1,444,149
730 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 4.000%, 9/01/31
9/24 at 102.00 BB+ 688,171
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+ 1,591,300
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
625 5.300%, 7/01/45 7/25 at 100.00 BB 586,837
1,030 5.375%, 7/01/50 7/25 at 100.00 BB 960,918
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019:
1,230 5.000%, 7/01/49 7/27 at 102.00 BB 1,093,347
2,620 5.000%, 7/01/55 7/27 at 102.00 BB 2,270,990
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A:
500 5.000%, 7/01/33 7/23 at 100.00 BB 500,480
1,450 5.000%, 7/01/44 7/23 at 100.00 BB 1,451,392
Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A:
2,035 5.000%, 10/01/41 10/26 at 100.00 N/R 1,829,852
380 5.125%, 10/01/48 10/26 at 100.00 N/R 333,632
1,500 Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 N/R 1,350,165
500 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.125%, 12/01/49
12/26 at 102.00 BB+ 475,190
University of Minnesota, General Obligation Bonds, Series
2014B:
2,235 4.000%, 1/01/33 1/24 at 100.00 Aa1 2,248,544
2,000 4.000%, 1/01/34 1/24 at 100.00 Aa1 2,010,420
3,055 University of Minnesota, General Obligation Bonds, Series 2019A, 5.000%,
4/01/39
4/29 at 100.00 Aa1 3,318,983
20 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 4.750%,
6/01/46
6/24 at 100.00 N/R 15,993
Woodbury, Minnesota, Charter School Lease Revenue
Bonds, Math and Science Academy Building Company,
Refunding Series 2020A:
390 4.000%, 12/01/40 12/25 at 102.50 BBB- 345,481
450 4.000%, 12/01/50 12/25 at 102.50 BBB- 374,198
660 Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury
Leadership Academy, Series 2021A, 4.000%, 7/01/51
7/28 at 103.00 BB- 483,305
Total Education and Civic Organizations 89,708,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 17.8%
Chippewa County, Minnesota, Gross Revenue Hospital
Bonds, Montevideo Hospital Project, Refunding Series
2016:
$ 500 4.000%, 3/01/32 3/26 at 100.00 N/R $ 494,925
2,000 4.000%, 3/01/37 3/26 at 100.00 N/R 1,842,240
City of Plato, Minnesota, Health Care Facilities Revenue
Bonds, Glencoe Regional Health Services Project, Series
2017:
550 3.000%, 4/01/26 No Opt. Call BBB 531,773
485 5.000%, 4/01/41 4/27 at 100.00 BBB 492,353
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
500 5.000%, 2/15/37 2/28 at 100.00 A- 517,130
795 4.250%, 2/15/43 2/28 at 100.00 A- 760,537
16,115 5.000%, 2/15/48 2/28 at 100.00 A- 16,363,493
1,000 5.250%, 2/15/53 2/28 at 100.00 A- 1,027,180
2,630 5.000%, 2/15/58 2/28 at 100.00 A- 2,656,458
2,590 5.250%, 2/15/58 2/28 at 100.00 A- 2,654,646
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of
Duluth Obligated Group, Series 2021A:
400 4.000%, 6/15/34 6/31 at 100.00 BBB- 384,572
175 4.000%, 6/15/38 6/31 at 100.00 BBB- 156,950
175 4.000%, 6/15/39 6/31 at 100.00 BBB- 155,043
570 3.000%, 6/15/44 6/31 at 100.00 BBB- 390,792
450 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery, 4.000%, 6/15/38
6/32 at 100.00 BBB- 403,587
1,250 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 BBB- 1,265,712
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
500 4.000%, 4/01/27 3/23 at 100.00 BBB 492,055
760 4.000%, 4/01/31 3/23 at 100.00 BBB 746,632
1,120 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 Baa1 1,059,587
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
425 5.000%, 5/01/31 5/27 at 100.00 Baa1 444,435
430 5.000%, 5/01/32 5/27 at 100.00 Baa1 447,678
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
2,725 4.000%, 11/15/37 11/31 at 100.00 AA- 2,682,245
10,360 4.000%, 11/15/39 11/31 at 100.00 AA- 10,083,699
1,000 4.000%, 11/15/40 11/31 at 100.00 AA- 966,000
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2015A:
525 5.000%, 11/15/26 11/25 at 100.00 BBB+ 544,042
485 4.000%, 11/15/40 11/25 at 100.00 BBB+ 449,493
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
1,000 5.000%, 11/15/36 11/28 at 100.00 BBB+ 1,046,320
3,965 4.000%, 11/15/48 11/28 at 100.00 BBB+ 3,485,116
2,500 5.000%, 11/15/49 11/28 at 100.00 BBB+ 2,538,000
2,400 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/33
No Opt. Call AA 2,849,688
5,500 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA 5,906,835
675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/46
5/26 at 100.00 AA- 686,921

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 6,885 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 AA- $ 7,028,208
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Facility Revenue Bonds,
HealthPartners Obligated Group, Refunding Series 2015A:
4,200 5.000%, 7/01/29 7/25 at 100.00 A 4,344,900
4,110 5.000%, 7/01/30 7/25 at 100.00 A 4,253,932
4,075 4.000%, 7/01/35 7/25 at 100.00 A 4,078,464
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
2,135 5.000%, 11/15/27 No Opt. Call BBB+ 2,270,359
755 4.000%, 11/15/36 11/27 at 100.00 BBB+ 735,491
640 4.000%, 11/15/37 11/27 at 100.00 BBB+ 614,937
2,830 4.000%, 11/15/43 11/27 at 100.00 BBB+ 2,551,528
1,310 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
3/23 at 100.00 N/R 1,310,249
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
1,980 4.000%, 9/01/31 9/24 at 100.00 A 1,981,208
1,410 5.000%, 9/01/34 9/24 at 100.00 A 1,425,552
Total Health Care 95,120,965
Housing/Multifamily - 0.5%
2,500 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place
Apartments Project, Series 2012A, 3.750%, 6/01/29
3/23 at 100.00 Aaa 2,500,025
Total Housing/Multifamily 2,500,025
Housing/Single Family - 0.8%
15 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Home Program, Market Series
2011B, 4.100%, 12/01/29
3/23 at 100.00 AA+ 14,190
40 Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family
Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41,
(AMT)
3/23 at 100.00 AA+ 39,985
365 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2016A, 3.200%, 1/01/33, (AMT)
7/25 at 100.00 AA+ 355,510
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A:
460 1.550%, 7/01/25, (AMT) No Opt. Call AA+ 436,623
370 1.700%, 7/01/26, (AMT) No Opt. Call AA+ 345,731
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D:
220 1.625%, 1/01/26, (AMT) No Opt. Call AA+ 206,070
205 1.650%, 7/01/26, (AMT) No Opt. Call AA+ 190,385
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H:
460 1.100%, 7/01/26, (AMT) No Opt. Call AA+ 421,277
460 1.350%, 7/01/27, (AMT) No Opt. Call AA+ 416,783
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A:
380 1.550%, 1/01/28, (AMT) No Opt. Call AA+ 341,449
390 1.600%, 7/01/28, (AMT) No Opt. Call AA+ 348,336
485 1.750%, 1/01/29, (AMT) No Opt. Call AA+ 432,237
485 1.800%, 7/01/29, (AMT) No Opt. Call AA+ 430,001
245 1.900%, 1/01/30, (AMT) No Opt. Call AA+ 216,183
240 1.950%, 7/01/30, (AMT) No Opt. Call AA+ 210,807
Total Housing/Single Family 4,405,567

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.4%
$ 2,250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
3/23 at 100.00 BBB $ 2,081,610
Total Industrials 2,081,610
Long-Term Care - 8.2%
2,090 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 N/R 1,746,404
840 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/51
9/28 at 102.00 N/R 651,706
1,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Project, Refunding Series 2018,
5.000%, 9/01/43
9/23 at 102.00 N/R 971,280
Center City, Minnesota, Health Care Facilities Revenue
Bonds, Hazelden Betty Ford Foundation Project, Series
2014:
375 4.000%, 11/01/39 11/24 at 100.00 Baa1 343,253
500 5.000%, 11/01/44 11/24 at 100.00 Baa1 502,500
Chatfield, Minnesota, Healthcare and Housing Facilities
Revenue Bonds, Chosen Valley Care Center Project,
Refunding Series 2019:
500 5.000%, 9/01/44 9/26 at 102.00 N/R 414,790
1,500 5.000%, 9/01/52 9/26 at 102.00 N/R 1,180,245
1,500 Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL
Homes, LLC Project, Series 2013B, 6.000%, 8/01/43
8/23 at 100.00 N/R 1,500,480
1,500 City of West Saint Paul, Minnesota Housing and Health Care Facilities
Revenue Refunding Bonds, Walker Westwood Ridge Campus Project,
Series 2017, 5.000%, 11/01/49
11/25 at 100.00 N/R 1,351,140
Cloquet, Minnesota, Housing Facilities Revenue Bonds,
HADC Cloquet LLC Project, Refunding Series 2021:
250 3.400%, 8/01/36 8/28 at 102.00 N/R 190,483
700 4.000%, 8/01/41 8/28 at 102.00 N/R 525,336
200 4.000%, 8/01/48 8/28 at 102.00 N/R 138,016
1,180 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
3/23 at 100.00 N/R 958,656
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
575 5.250%, 1/01/40 3/23 at 100.00 N/R 473,380
1,175 5.250%, 1/01/46 3/23 at 100.00 N/R 929,860
1,195 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
3/23 at 100.00 N/R 1,081,822
500 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages of
Lonsdale, LLC Project, Series 2019, 4.600%, 5/01/44
5/24 at 101.00 N/R 383,485
1,185 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
3/23 at 100.00 N/R 1,156,607
Maple Plain, Minnesota Senior Housing and Healthcare
Revenue Bonds, Haven Homes, Inc. Project, Series 2019:
400 4.100%, 7/01/34 7/25 at 102.00 N/R 339,016
1,000 5.000%, 7/01/49 7/25 at 102.00 N/R 837,220
1,250 5.000%, 7/01/54 7/25 at 102.00 N/R 1,018,737
200 Mapleton, Minnesota, Healthcare Facility Revenue Bonds, Mapleton
Community Home, Refunding Series 2019, 4.000%, 5/01/39
5/24 at 101.00 N/R 155,296
1,500 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
5/23 at 100.00 N/R 1,339,335
300 Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington
Health Services Project, Refunding Series 2019, 3.400%, 8/01/28
8/24 at 101.00 N/R 266,940
2,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 5.000%, 10/01/47
10/24 at 102.00 N/R 1,952,900

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 1,055 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
3/23 at 100.00 N/R $ 1,025,787
1,285 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 N/R 1,030,184
2,700 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 N/R 2,190,942
50 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28
3/23 at 100.00 N/R 44,704
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue
Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series
2018, 5.000%, 10/01/43
10/23 at 100.00 N/R 825,130
4,000 Saint Paul Housing and Redevelopment Authority, Minnesota Senior
Housing and Health Care Revenue Bonds, Carondelet Village Project,
Series 2016A, 5.000%, 12/01/41
12/24 at 102.00 N/R 3,909,080
Saint Paul Housing and Redevelopment Authority,
Minnesota, Revenue Bonds, Amherst H. Wilder
Foundation Project, Refunding Series 2020A:
1,175 5.000%, 12/01/29 No Opt. Call Baa2 1,201,908
300 5.000%, 12/01/30 No Opt. Call Baa2 306,351
1,750 5.000%, 12/01/36 12/30 at 100.00 Baa2 1,754,322
Saint Paul Housing and Redevelopment Authority,
Minnesota, Senior Housing and Health Care Revenue
Bonds, Episcopal Church Homes Project, Refunding
Senior Series 2021A:
450 4.000%, 11/01/34, 144A 11/26 at 102.00 N/R 394,546
1,015 4.000%, 11/01/42, 144A 11/26 at 102.00 N/R 797,242
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
400 4.000%, 9/01/32 9/24 at 100.00 N/R 383,184
500 4.100%, 9/01/33 9/24 at 100.00 N/R 480,575
315 4.200%, 9/01/36 9/24 at 100.00 N/R 294,594
300 4.250%, 9/01/37 9/24 at 100.00 N/R 278,160
1,000 5.000%, 9/01/42 9/24 at 100.00 N/R 964,980
600 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 5.000%, 9/01/35
9/27 at 100.00 N/R 544,812
2,390 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
3/23 at 100.00 N/R 2,034,177
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
650 5.000%, 8/01/49 8/24 at 102.00 N/R 596,511
5,000 5.000%, 8/01/54 8/24 at 102.00 N/R 4,524,450
Total Long-Term Care 43,990,526
Tax Obligation/General - 21.3%
1,410 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/30
2/28 at 100.00 Aa1 1,562,731
1,355 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/43
2/28 at 100.00 AAA 1,130,653
2,105 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series
2017A, 4.000%, 2/01/29 - AGM Insured
2/28 at 100.00 AA 2,201,830
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, School
Building Series 2018A:
2,225 4.000%, 2/01/42 2/27 at 100.00 AAA 2,249,141
3,600 4.000%, 2/01/43 2/27 at 100.00 AAA 3,634,488

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Brooklyn Center Independent School District 286,
Minnesota, General Obligation Bonds, Series 2018A:
$ 1,090 4.000%, 2/01/36 2/27 at 100.00 Aa1 $ 1,111,124
1,880 4.000%, 2/01/38 2/27 at 100.00 Aa1 1,887,934
2,715 4.000%, 2/01/41 2/27 at 100.00 Aa1 2,684,782
2,260 4.000%, 2/01/42 2/27 at 100.00 Aa1 2,218,664
2,095 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 Aa1 2,079,811
1,160 Chisago Lakes, Minnesota, Independent School District 2144, General
Obligation Bonds, School Building Series 2017A, 3.000%, 2/01/32
2/27 at 100.00 AAA 1,147,913
Cloquet Independent School District 94, Carlton and Sant
Louis Counties, Minnesota, General Obligation Bonds,
School Building Series 2015B:
1,000 5.000%, 2/01/27 2/25 at 100.00 Aa1 1,030,870
1,000 4.000%, 2/01/36 2/25 at 100.00 Aa1 1,009,420
Dawson-Boyd Independent School District 378, Yellow
Medicine County, Minnesota, General Obligation Bonds,
School Building Series 2019A:
1,145 4.000%, 2/01/31 2/28 at 100.00 AAA 1,209,372
1,145 4.000%, 2/01/32 2/28 at 100.00 AAA 1,208,467
500 Dilworth-Glyndon-Felton Independent School District 2164, Clay County,
Minnesota, General Obligation Bonds, School Building Series 2020A,
3.000%, 2/01/35
2/26 at 100.00 AAA 476,440
Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A:
1,225 4.000%, 2/01/44 2/31 at 100.00 AAA 1,204,371
500 4.000%, 2/01/45 2/31 at 100.00 AAA 488,710
Duluth Independent School District 709, Saint Louis
County, Minnesota, General Obligation Bonds, Capital
Appreciation Series 2021C:
1,325 0.000%, 2/01/31 2/28 at 94.48 Aa1 983,031
1,480 0.000%, 2/01/32 2/28 at 92.24 Aa1 1,051,229
535 0.000%, 2/01/33 2/28 at 89.86 Aa1 363,351
1,500 Eden Prairie Independent School District 272, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2019B,
4.000%, 2/01/31
2/28 at 100.00 Aa1 1,582,380
1,250 Eveleth-Gilbert Public Schools Independent School District 2154, Saint
Louis County, Minnesota, General Obligation Bonds, Series 2019A,
5.000%, 2/01/30
2/28 at 100.00 AAA 1,389,050
3,000 Farmington Independent School District 192, Dakota County, Minnesota,
General Obligation Bonds, Refunding Series 2023A, 5.000%, 2/01/25
(WI/DD, Settling 3/09/23)
No Opt. Call Aa1 3,109,609
480 Fridley, Minnesota, General Obligation Bonds, Capital Improvement Plan,
Series 2017, 3.250%, 2/01/34
2/26 at 100.00 Aa2 467,045
700 Greenway Independent School District 316, Itasca County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2019F, 0.000%,
2/01/30
2/26 at 90.86 AAA 559,951
4,855 Hennepin County, Minnesota, General Obligation Bonds, Series 2020A,
5.000%, 12/01/36
12/30 at 100.00 AAA 5,516,397
5,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 AAA 5,030,650
1,935 Independent School District No. 115, Cass Lake-Bena Public Schools,
Minnesota, Cass Beltrami and Hubbard Counties, General Obligation
School Building Bonds, Series 2023A, 5.000%, 2/01/37
2/31 at 100.00 Aa1 2,169,387
1,145 Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A, 5.000%,
2/01/36
2/31 at 100.00 AAA 1,300,342
3,000 Independent School District No. 319, Nashwauk-Keewatin, Minnesota,
General Obligation School Building Bonds, Series 2022A, 4.000%,
2/01/48
2/31 at 100.00 AAA 2,982,480

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 500 La Crescent-Hokah Independent School District 300, Houston and Winona
Counties, Minnesota, General Obligation Bonds, School Building &
Maintenance Series 2019A, 4.000%, 2/01/30
2/27 at 100.00 Aa1 $ 523,920
160 Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A,
3.000%, 12/15/29
12/27 at 100.00 AA 160,928
Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A:
660 3.600%, 1/01/35 - AGM Insured 3/23 at 100.00 AA 659,974
500 4.000%, 1/01/45 - AGM Insured 3/23 at 100.00 AA 500,065
1,315 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/38
2/30 at 100.00 AAA 1,351,728
1,430 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2022A, 5.000%,
2/01/43
2/32 at 100.00 AAA 1,584,469
2,195 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/35
12/26 at 100.00 AAA 2,254,748
1,500 Minnesota State, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 8/01/37
8/28 at 100.00 AAA 1,639,035
155 Minnesota State, General Obligation Bonds, Various Purpose Series
2019A, 5.000%, 8/01/36
8/29 at 100.00 AAA 172,476
5,000 Minnesota State, General Obligation Bonds, Various Purpose Series
2021A, 4.000%, 9/01/33
9/31 at 100.00 AAA 5,461,600
1,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Refunding Alternative Facilities
Series 2018E, 5.000%, 2/01/35
2/25 at 100.00 Aaa 1,026,940
Montgomery Independent School District 2905, Minnesota,
General Obligation Bonds, School Building Series 2018A:
250 4.000%, 2/01/32 2/25 at 100.00 Aa1 253,537
500 4.000%, 2/01/36 2/25 at 100.00 Aa1 507,075
Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building
Series 2020A:
1,685 3.000%, 2/01/43 2/28 at 100.00 Aa1 1,347,040
1,100 3.000%, 2/01/44 2/28 at 100.00 Aa1 871,134
2,000 North Saint Paul-Maplewood-Oakdale Independent School District
622, Ramsey County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A, 3.375%, 2/01/35
2/27 at 100.00 Aa1 1,931,740
530 Pillager Independent School District 116, Cass and Morrison Counties,
Minnesota, General Obligation Bonds, School Building Series 2019A,
3.000%, 2/01/33
2/28 at 100.00 AAA 512,070
1,265 Pipestone-Jasper Independent School District 2689, Minnesota, General
Obligation Bonds, Series 2019A, 5.000%, 2/01/30
2/29 at 100.00 AAA 1,426,338
1,795 Red Lake County, Minnesota, General Obligation School Building Bonds,
Independent School District No. 2906, Series 2022A, 4.000%, 2/01/38
2/33 at 100.00 Aa1 1,848,240
4,000 Richfield Independent School District 280, Hennepin County, Minnesota,
General Obligation Bonds, School Buildings Series 2018A, 4.000%,
2/01/40
2/27 at 100.00 AAA 4,013,480
1,250 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2018A, 3.000%, 2/01/30
8/26 at 100.00 Aa1 1,250,312
4,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 Aa1 4,134,880
1,700 Russell-Tyler-Ruthton Public Schools Independent School District 2902,
Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/31
2/29 at 100.00 AAA 1,813,492
800 Saint Cloud Independent School District 742, Stearns County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2022B, 4.000%,
2/01/43
2/30 at 100.00 Aa1 800,272
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 AAA 1,006,050

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saint Michael Independent School District 885, Wright
County, Minnesota, General Obligation Bonds, School
Building Series 2017A:
$ 1,340 4.000%, 2/01/28 2/26 at 100.00 Aa1 $ 1,375,255
1,400 4.000%, 2/01/30 2/26 at 100.00 Aa1 1,442,574
1,885 3.200%, 2/01/32 2/26 at 100.00 Aa1 1,889,543
Sartell, Minnesota, General Obligation Bonds, Series 2022A:
1,840 4.000%, 2/01/41 2/30 at 100.00 AA 1,776,391
1,180 4.000%, 2/01/43 2/30 at 100.00 AA 1,139,007
Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities
Series 2020A:
250 4.000%, 2/01/33 2/27 at 100.00 Aa1 259,640
425 4.000%, 2/01/34 2/27 at 100.00 Aa1 441,379
2,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 Aa1 2,502,950
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018A:
1,330 4.000%, 2/01/31 2/27 at 100.00 Aa1 1,371,509
670 4.000%, 2/01/33 2/27 at 100.00 Aa1 688,090
South Washington County Independent School District
833, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2022A:
1,000 4.000%, 2/01/34 2/30 at 100.00 Aa1 1,046,190
2,030 4.000%, 2/01/35 2/30 at 100.00 Aa1 2,109,556
1,000 South Washington County Independent School District 833, Minnesota,
General Obligation Bonds, School Building Series 2016A, 4.000%,
2/01/29
2/26 at 100.00 Aa1 1,026,670
2,500 Waconia Independent School District, Minnesota, General Obligation
Bonds, School Building Series 2015B, 3.000%, 2/01/28
2/25 at 100.00 Aa1 2,500,975
1,315 Waseca Independent School District 829, Steele, Rice, and Waseca
Counties, Minnesota, General Obligation Bonds, School Buidling Series
2015A, 4.000%, 2/01/27
2/26 at 100.00 Aa1 1,347,862
1,685 Watertown-Mayer Independent School District 111, Carver, Hennepin and
Wright Counties, Minnesota, General Obligation Bonds, School Building
Series 2020A, 0.000%, 2/01/32
2/28 at 92.57 AAA 1,214,767
Total Tax Obligation/General 114,225,524
Tax Obligation/Limited - 9.8%
405 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/32
2/29 at 100.00 A2 386,556
750 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/25
No Opt. Call Aa1 773,010
325 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2017A, 4.200%, 12/15/43
12/27 at 100.00 N/R 283,231
135 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
3/23 at 100.00 N/R 129,920
425 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27
3/23 at 100.00 N/R 418,774
1,090 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C, 3.250%, 8/01/30
8/24 at 100.00 AA+ 1,092,343
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2017A:
200 4.000%, 8/01/30 8/27 at 100.00 AA+ 210,034
475 4.000%, 8/01/34 8/27 at 100.00 AA+ 492,580
325 4.000%, 8/01/35 8/27 at 100.00 AA+ 335,348
1,125 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/38
8/28 at 100.00 AA+ 1,127,104

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B:
$ 500 3.000%, 8/01/38 8/31 at 100.00 AA+ $ 443,375
500 3.000%, 8/01/39 8/31 at 100.00 AA+ 434,545
500 3.000%, 8/01/40 8/31 at 100.00 AA+ 422,235
Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021C:
2,810 4.000%, 8/01/35 8/31 at 100.00 AA+ 2,913,239
2,925 4.000%, 8/01/36 8/31 at 100.00 AA+ 2,994,089
3,045 4.000%, 8/01/37 8/31 at 100.00 AA+ 3,087,295
3,165 4.000%, 8/01/38 8/31 at 100.00 AA+ 3,178,261
1,000 4.000%, 8/01/43 8/31 at 100.00 AA+ 958,990
1,780 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 AA+ 1,940,983
1,905 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 AA+ 2,076,983
Northeast Metropolitan Intermediate School District 916,
White Bear Lake, Minnesota, Certificates of Particpation,
Series 2015A:
1,470 3.625%, 2/01/34 2/25 at 100.00 A1 1,471,970
580 3.750%, 2/01/36 2/25 at 100.00 A1 575,621
4,600 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 A1 4,422,256
1,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A, 4.000%, 2/01/36
2/27 at 100.00 A1 1,010,700
Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B:
175 4.000%, 5/01/29 5/27 at 100.00 Aa3 182,413
200 4.000%, 5/01/32 5/27 at 100.00 Aa3 207,616
100 4.000%, 5/01/33 5/27 at 100.00 Aa3 103,669
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
4,500 4.500%, 7/01/34 7/25 at 100.00 N/R 4,461,930
4,077 5.000%, 7/01/58 7/28 at 100.00 N/R 3,782,641
2,049 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,861,926
1,155 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/29
No Opt. Call Baa1 1,246,603
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
355 5.000%, 2/01/32 2/25 at 100.00 A1 365,426
520 5.000%, 2/01/34 2/25 at 100.00 A1 535,174
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
160 4.250%, 4/01/25 4/23 at 100.00 N/R 158,022
430 4.875%, 4/01/30 4/23 at 100.00 N/R 429,987
1,665 5.250%, 4/01/43 4/23 at 100.00 N/R 1,604,894
2,670 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.375%, 2/01/35
2/27 at 100.00 AAA 2,597,216
Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B:
1,005 4.000%, 2/01/36 2/29 at 100.00 AAA 1,039,391
1,000 4.000%, 2/01/37 2/29 at 100.00 AAA 1,023,720
Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A:
280 4.000%, 2/01/32 2/31 at 100.00 Baa1 279,686
250 4.000%, 2/01/34 2/31 at 100.00 Baa1 249,373
425 4.000%, 2/01/38 2/31 at 100.00 Baa1 397,222
700 4.000%, 2/01/41 2/31 at 100.00 Baa1 638,127
Total Tax Obligation/Limited 52,344,478

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 8.8%
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
$ 2,000 5.000%, 1/01/31 1/24 at 100.00 A+ $ 2,028,040
1,175 5.000%, 1/01/32 1/24 at 100.00 A+ 1,191,333
750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/26, (AMT)
1/24 at 100.00 A+ 755,880
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
30 5.000%, 1/01/31 7/29 at 100.00 A+ 33,493
1,000 5.000%, 1/01/33 7/29 at 100.00 A+ 1,109,650
70 5.000%, 1/01/37 7/29 at 100.00 A+ 75,447
1,530 5.000%, 1/01/49 7/29 at 100.00 A+ 1,585,998
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019B:
2,710 5.000%, 1/01/32, (AMT) 7/29 at 100.00 A+ 2,911,326
2,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 A+ 2,403,730
2,920 5.000%, 1/01/44, (AMT) 7/29 at 100.00 A+ 2,999,366
11,150 5.000%, 1/01/49, (AMT) 7/29 at 100.00 A+ 11,360,177
7,080 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 AA- 7,357,465
475 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D, 5.000%,
1/01/34, (AMT)
1/27 at 100.00 A+ 494,199
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%,
1/01/52
1/32 at 100.00 A+ 2,093,760
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022B:
2,510 5.000%, 1/01/40, (AMT) 1/32 at 100.00 A+ 2,634,923
7,700 5.000%, 1/01/47, (AMT) 1/32 at 100.00 A+ 7,911,134
Total Transportation 46,945,921
U.S. Guaranteed - 1.5% (4)
1,135 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy PRoject, Series 2013A, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R 1,143,456
2,000 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 AAA 2,011,940
850 Saint Paul Park, Minnesota, Health Facilities Revenue Bonds, Presbyterian
Homes Interlude Transitional Care Projects, Refunding Series 2018,
5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 102.00 N/R 869,125
1,600 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/40, (Pre-
refunded 11/15/25)
11/25 at 100.00 N/R 1,678,208
1,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 5.000%, 1/01/46, (Pre-refunded 1/01/24)
1/24 at 100.00 Aa2 1,015,440
1,530 Worthington Independent School District 518, Nobles County, Minnesota,
Certificates of Participation, Series 2017A, 4.000%, 2/01/42, (Pre-
refunded 2/01/26)
2/26 at 100.00 A+ 1,569,749
Total U.S. Guaranteed 8,287,918

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 9.8%
$ 1,240 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- $ 1,248,072
135 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 135,512
470 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/44 - AGM Insured
12/28 at 100.00 AA 364,659
1,335 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1 1,339,285
Minnesota Municipal Power Agency, Electric Revenue
Bonds, Refunding Series 2014A:
1,000 4.000%, 10/01/31 10/24 at 100.00 AA- 1,015,610
1,000 4.000%, 10/01/32 10/24 at 100.00 AA- 1,013,950
2,795 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/47
10/26 at 100.00 AA- 2,894,809
3,500 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 3,618,755
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017A:
390 4.000%, 10/01/28 10/27 at 100.00 A- 402,999
1,325 4.000%, 10/01/33 10/27 at 100.00 A- 1,353,077
Saint Paul Housing and Redevelopment Authority,
Minnesota, District Energy Revenue Bonds, Refunding
Series 2017B:
355 4.000%, 10/01/28 10/27 at 100.00 A- 366,680
270 4.000%, 10/01/29 10/27 at 100.00 A- 278,953
2,000 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-3, 4.000%, 10/01/42
10/27 at 100.00 A- 1,852,980
1,180 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2017-4, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,103,005
Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3:
300 3.000%, 10/01/34 10/27 at 100.00 A- 271,626
655 4.000%, 10/01/41 10/27 at 100.00 A- 614,069
1,100 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-2, 4.000%, 10/01/40, (AMT)
10/27 at 100.00 A- 1,028,225
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
10,530 0.000%, 1/01/24 - NPFG Insured No Opt. Call A+ 10,218,523
5,005 0.000%, 1/01/25 - NPFG Insured No Opt. Call A+ 4,682,778
6,230 0.000%, 1/01/26 - NPFG Insured No Opt. Call A+ 5,627,870
Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A:
230 4.000%, 2/01/35 - AGM Insured 2/26 at 100.00 AA 236,886
260 4.000%, 2/01/38 - AGM Insured 2/26 at 100.00 AA 262,842
11,965 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 Aa2 12,685,891
Total Utilities 52,617,056
Total Long-Term Investments (cost $534,695,579) 512,228,240
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.5%
X 13,225,000 MUNICIPAL BONDS - 2.5%
X 13,225,000
Education and Civic Organizations - 0.1%
$ 650 Minneapolis, Minnesota, Revenue Bonds, University Gateway Project,
Variable Rate Demand Obligation Series 2002, 3.450%, 5/04/32,
(Mandatory Put 3/07/23) (5)
2/23 at 100.00 Aa1 $ 650,000
Total Education and Civic Organizations $ 650,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 2.1%
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 6,400 2.650%, 11/15/48, (Mandatory Put 2/28/23) (5) 2/23 at 100.00 Aa1 $ 6,400,000
2,875 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Series
2007C1, 3.150%, 11/15/34, (Mandatory Put 3/07/23) (5)
2/23 at 100.00 AA+ $ 2,875,000
2,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.500%, 11/15/38, (Mandatory Put 3/07/23) (5)
2/23 at 100.00 AA $ 2,000,000
Total Health Care 11,275,000
Housing/Multifamily - 0.3%
$ 1,300 Rochester, Minnesota, Multifamily Housing Revenue Bonds, Bella Grove
Apartments Project, Series 2019B, 3.430%, 5/01/61, (Mandatory Put
3/07/23) (5)
2/23 at 100.00 AA+ $ 1,300,000
Total Housing/Multifamily 1,300,000
Total Short-Term Investments (cost $13,225,000) 13,225,000
Total Investments (cost $547,920,579) - 98.2% 525,453,240
Other Assets & Liabilities, Net - 1.8% 9,813,457
Net Assets - 100% $ 535,266,697
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 512,228,240 $ – $ 512,228,240
Short-Term Investments:
Municipal Bonds – 13,225,000 – 13,225,000
Total
$ – $ 525,453,240 $ – $ 525,453,240
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Minnesota Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Nebraska Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.8%
X 99,561,500 MUNICIPAL BONDS - 96.8%
X 99,561,500
Education and Civic Organizations - 7.3%
$ 1,500 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Refunding Series 2017, 5.000%, 7/01/47
7/27 at 100.00 A2 $ 1,542,930
1,000 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 A2 908,320
1,195 Nebraska State Colleges Facilities Corporation, Nebraska, Revenue Bonds,
Facilities Program Series 2022B, 5.000%, 7/15/37 - AGM Insured
7/32 at 100.00 AA 1,290,230
Saline County, Nebraska, Educational Facilities Revenue
Bonds, Doane College Project, Refunding Series 2020A:
360 3.000%, 2/15/34 2/29 at 100.00 A 328,442
445 3.000%, 2/15/35 2/29 at 100.00 A 396,451
500 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2020, 3.000%, 3/15/45 - AGM Insured
7/25 at 100.00 AA 392,635
450 Southeast Community College Area, Nebraska, Facilities Revenue Bonds,
Series 2022, 4.000%, 3/15/29 - AGM Insured
1/27 at 100.00 AA 467,347
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Bonds,
Refunding Series 2017B, 4.000%, 5/15/37
11/27 at 100.00 Aa1 1,008,400
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 5.000%, 7/15/31
No Opt. Call Aa1 1,166,790
Total Education and Civic Organizations 7,501,545
Health Care - 8.1%
200 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 188,588
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
575 4.000%, 11/15/40 11/30 at 100.00 AA- 555,450
300 4.000%, 11/15/41 11/30 at 100.00 AA- 288,975
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
180 5.000%, 11/15/37 5/27 at 100.00 AA- 188,498
1,060 5.000%, 11/15/47 5/27 at 100.00 AA- 1,077,681
650 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/28
5/26 at 100.00 AA- 689,936
775 Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44
5/24 at 100.00 A- 744,519
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
500 4.125%, 11/01/36 11/25 at 100.00 A 500,590
2,000 5.000%, 11/01/45 11/25 at 100.00 A 2,015,340
250 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/30
7/27 at 100.00 BBB 260,628
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
500 5.000%, 7/01/34 7/25 at 100.00 BBB 511,975
435 5.000%, 7/01/35 7/25 at 100.00 BBB 444,178
875 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+ 889,131
Total Health Care 8,355,489

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 0.7%
$ 660 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Refunding Series 2016A, 3.500%, 9/01/36
3/25 at 100.00 AA+ $ 629,878
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2021A:
100 1.850%, 9/01/35 3/30 at 100.00 AA+ 73,259
45 1.950%, 9/01/37 3/30 at 100.00 AA+ 37,541
Total Housing/Single Family 740,678
Long-Term Care - 3.4%
3,700 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities
Obligated Group, Series 2019A, 4.000%, 1/01/49
1/26 at 102.00 AA 3,488,212
Total Long-Term Care 3,488,212
Tax Obligation/General - 40.9%
600 Adams County School District 18, Nebraska, General Obligation Bonds,
Hastings Public Schools, Series 2019, 4.000%, 12/15/38
5/29 at 100.00 Aa3 591,084
500 Adams County, Nebraska, General Obligation Bonds, Series 2023A,
5.000%, 12/15/42
1/28 at 100.00 AA- 522,480
Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building
Series 2016:
1,000 4.000%, 12/15/30 4/26 at 100.00 AA- 1,026,150
500 3.000%, 12/15/36 4/26 at 100.00 AA- 444,355
1,000 Dodge County School District 1 Fremont, Nebraska, General Obligation
Bonds, Refunding Limited Tax Series 2019, 4.000%, 12/15/40
12/29 at 100.00 A+ 966,050
Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2022:
250 2.000%, 12/15/23 - AGM Insured No Opt. Call AA 246,785
260 5.000%, 12/15/28 - AGM Insured No Opt. Call AA 289,416
1,090 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, School Building Series 2019, 4.000%,
6/15/33
3/24 at 100.00 AA- 1,099,636
1,000 Douglas County School District 059, Nebraska, General Obligation Bonds,
Bennington Public Schools, Series 2016, 3.375%, 12/15/41
12/25 at 100.00 AA- 863,610
1,500 Douglas County School District 059, Nebraska, General Obligation Bonds,
School Building Series 2020B, 3.000%, 12/15/45
8/25 at 100.00 AA- 1,131,540
1,500 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools Series 2020, 3.000%, 12/15/43
1/30 at 100.00 AA 1,177,770
1,235 Douglas County School District 1, Nebraska, General Obligation Bonds,
Omaha Public Schools, Series 2022, 5.000%, 12/15/25
No Opt. Call AA 1,301,171
1,000 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2018, 4.000%, 12/15/38
12/28 at 100.00 AA- 985,140
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2019, 4.000%, 12/15/39
12/29 at 100.00 AA- 731,438
Douglas County School District 10 Elkhorn, Nebraska,
General Obligation Bonds, Series 2020:
430 4.000%, 12/15/39 12/30 at 100.00 AA- 419,357
400 4.000%, 12/15/40 12/30 at 100.00 AA- 386,912
500 Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Refunding Series 2021, 3.000%, 12/15/46
12/30 at 100.00 Aa3 371,860
Kearney County, Nebraska, General Obligation Bonds,
Recreational Facilities Series 2022:
550 4.000%, 5/15/28 5/27 at 100.00 A+ 560,483
700 4.000%, 5/15/29 5/27 at 100.00 A+ 714,245
500 4.000%, 5/15/30 5/27 at 100.00 A+ 510,325
1,000 4.000%, 5/15/42 5/27 at 100.00 A+ 954,070

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
La Vista, Nebraska, General Obligation Bonds, Offstreet
Parking Series 2022:
$ 190 4.000%, 9/15/23 No Opt. Call Aa2 $ 190,904
305 4.000%, 9/15/24 No Opt. Call Aa2 308,877
475 4.000%, 9/15/25 No Opt. Call Aa2 484,087
400 4.000%, 9/15/26 No Opt. Call Aa2 412,192
300 4.000%, 9/15/27 1/27 at 100.00 Aa2 310,098
La Vista, Sarpy County, Nebraska, Tax Supported Bonds,
Taxable Refunding Series 2022:
625 5.000%, 9/15/26 - AGM Insured No Opt. Call AA 668,056
1,000 5.000%, 9/15/42 - AGM Insured 6/27 at 100.00 AA 1,048,920
Lancaster County School District 1, Lincoln, Nebraska,
General Obligation Bonds, Series 2020:
3,240 5.000%, 1/15/30 No Opt. Call AAA 3,720,589
1,000 3.000%, 1/15/43 7/30 at 100.00 AAA 813,840
195 Omaha, Nebraska, General Obligation Bonds, Convention Center Project,
Series 2004, 5.250%, 4/01/26
No Opt. Call AA+ 208,348
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2017A, 4.000%, 4/15/33
4/27 at 100.00 AA+ 517,065
500 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2018A, 4.000%, 1/15/37
1/27 at 100.00 AA+ 503,605
1,000 Omaha, Nebraska, General Obligation Bonds, Refunding & Various
Purpose Series 2019, 4.000%, 4/15/38
4/29 at 100.00 AA+ 987,600
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2020A:
380 4.000%, 4/15/31 4/30 at 100.00 AA+ 402,435
140 3.000%, 4/15/39 4/30 at 100.00 AA+ 120,757
785 Omaha, Nebraska, General Obligation Bonds, Various Purpose and
Refunding Bonds, Series 2021, 5.000%, 4/15/28
No Opt. Call AA+ 870,416
Omaha, Nebraska, General Obligation Bonds, Various
Purpose Series 2022:
250 5.000%, 4/15/26 No Opt. Call AA+ 265,497
1,000 5.000%, 4/15/41 4/32 at 100.00 AA+ 1,103,290
500 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2018A,
5.000%, 1/15/33
1/27 at 100.00 AA+ 541,965
1,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series 2019A,
4.000%, 1/15/40
1/29 at 100.00 AA+ 972,960
1,290 Omaha-Douglas Public Building Commission, Nebraska, General
Obligation Bonds, Series 2020B, 4.000%, 5/01/43
5/29 at 100.00 AA+ 1,252,732
1,000 Otoe County School District 0501 Palmyra District OR-1, Nebraska,
General Obligation Bonds, School Building Series 2022, 5.000%,
12/15/42
11/27 at 100.00 Aa3 1,047,890
Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B:
750 4.000%, 12/01/35 12/30 at 100.00 Aa2 778,230
795 3.000%, 12/01/40 12/30 at 100.00 Aa2 651,407
750 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019C, 4.000%, 6/15/43
6/29 at 100.00 AA- 720,105
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019:
1,000 5.000%, 6/15/40 6/29 at 100.00 AA- 1,079,510
1,000 5.000%, 6/15/41 6/29 at 100.00 AA- 1,075,900
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2020B:
750 3.000%, 12/15/43 12/25 at 100.00 AA- 595,883
750 3.000%, 12/15/44 12/25 at 100.00 AA- 582,615
1,000 Sarpy County School District 1, Bellevue Public School, Nebraska, General
Obligation Bonds, School Building Series 2020, 4.000%, 12/15/40
12/30 at 100.00 Aa3 967,280

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Saunders County School District 0001 (Ashland-Greenwood
Public Schools) in the State of Nebraska, General
Obligation Bonds, Series 2022:
$ 100 4.000%, 12/15/24 - BAM Insured No Opt. Call AA $ 101,240
100 4.000%, 12/15/25 - BAM Insured No Opt. Call AA 102,210
140 4.000%, 12/15/26 - BAM Insured No Opt. Call AA 144,539
270 4.000%, 12/15/27 - BAM Insured No Opt. Call AA 281,758
1,000 4.000%, 12/15/41 - BAM Insured 12/32 at 100.00 AA 965,640
265 4.000%, 12/15/42 - BAM Insured 12/32 at 100.00 AA 255,044
500 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 3.000%, 12/15/42
12/30 at 100.00 A+ 393,370
Southeast Community College Area, Nebraska, Certificates
of Participation, Series 2018:
215 5.000%, 12/15/30 6/28 at 100.00 Aa1 239,549
1,000 5.000%, 12/15/47 6/28 at 100.00 Aa1 1,070,890
Total Tax Obligation/General 42,051,170
Tax Obligation/Limited - 8.2%
500 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire Project,
Series 2018, 4.000%, 9/15/27
9/23 at 100.00 A 502,455
1,250 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/47
6/27 at 100.00 N/R 1,125,312
430 Grand Island, Nebraska, Highway Alloactaion Fund Pledge Bonds, Series
2020, 3.000%, 11/15/30
11/25 at 100.00 Aa2 426,044
1,060 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/28
No Opt. Call N/R 1,098,022
500 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Omaha Baseball Stadium Project, Refunding Series 2016A, 4.000%,
6/01/36
6/26 at 100.00 AA+ 507,375
1,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2020B, 3.000%, 4/15/40
4/30 at 100.00 AA+ 833,870
380 Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds,
Series 2021, 4.000%, 4/15/24
No Opt. Call AA+ 383,143
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
750 4.550%, 7/01/40 7/28 at 100.00 N/R 700,403
800 4.750%, 7/01/53 7/28 at 100.00 N/R 717,104
1,200 5.000%, 7/01/58 7/28 at 100.00 N/R 1,113,360
1,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 5.000%, 6/01/24
No Opt. Call Aaa 1,022,320
Total Tax Obligation/Limited 8,429,408
Transportation - 5.0%
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
145 6.000%, 10/01/34 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 147,005
80 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2 81,278
70 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 4.000%,
7/01/36, (AMT)
7/30 at 100.00 Aa3 68,832
825 Lincoln, Nebraska, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45 7/25 at 100.00 Aa1 799,136
2,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, 4.000%, 7/01/36,
(AMT)
7/31 at 100.00 Aa1 2,020,780
Omaha Airport Authority, Nebraska, Airport Facilities
Revenue Refunding Bonds, Series 2017A:
1,000 5.000%, 12/15/34, (AMT) 12/26 at 100.00 AA- 1,041,350
1,000 5.000%, 12/15/36, (AMT) 12/26 at 100.00 AA- 1,032,320
Total Transportation 5,190,701

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 6.0% (4)
Colfax County School District 123 Schuyler Community
Schools, Nebraska, General Obligation Bonds, Refunding
Series 2019:
$ 500 4.000%, 12/15/36, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 $ 504,825
500 4.000%, 12/15/39, (Pre-refunded 5/22/24) 5/24 at 100.00 A1 504,825
750 Douglas County School District 10 Elkhorn, Nebraska, General Obligation
Bonds, Series 2016, 4.000%, 12/15/36, (Pre-refunded 12/15/25)
12/25 at 100.00 AA- 770,160
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
355 6.000%, 10/01/34, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 359,910
85 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 86,357
Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2013A:
715 4.500%, 11/15/28, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 721,893
365 4.500%, 11/15/29, (Pre-refunded 11/15/23) 11/23 at 100.00 AA+ 368,518
750 Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 Aa3 768,015
Sarpy County School District 1, Bellevue Public School,
Nebraska, General Obligation Bonds, School Building
Series 2017:
550 5.000%, 12/15/29, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 603,042
520 5.000%, 12/15/35, (Pre-refunded 12/15/27) 12/27 at 100.00 Aa3 570,149
600 University of Nebraska, Revenue Bonds, Omaha Student Housing Project,
Refunding Series 2017A, 5.000%, 5/15/32, (Pre-refunded 11/15/27)
11/27 at 100.00 Aa1 659,484
220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/23, (ETM)
No Opt. Call N/R 221,815
Total U.S. Guaranteed 6,138,993
Utilities - 17.2%
465 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/37
No Opt. Call A 477,560
Columbus, Nebraska, Combined Revenue Bonds, Refunding
Series 2020:
375 4.000%, 6/15/34 6/30 at 100.00 AA 389,152
400 4.000%, 6/15/35 6/30 at 100.00 AA 409,104
1,000 District Energy Corporation, Nebraska, Facility Revenue Bonds, Refunding
Series 2021A, 5.000%, 7/01/28
No Opt. Call AA+ 1,109,530
Grand Island, Nebraska, Combined Utilities Revenue Bonds,
Refunding Series 2020A:
750 4.000%, 8/15/35 - AGM Insured 8/30 at 100.00 AA 772,463
515 4.000%, 8/15/37 - AGM Insured 8/30 at 100.00 AA 518,023
1,930 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 1,950,400
870 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2018, 5.000%,
9/01/34
3/27 at 100.00 AA 935,711
450 Lincoln, Nebraska, Electric System Revenue Bonds, Series 2020A, 5.000%,
9/01/33
3/30 at 100.00 AA 509,368
500 Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds,
Series 2015, 3.250%, 12/01/32
12/25 at 100.00 AA 486,080
1,500 Nebraska Public Power District, General Revenue Bonds, Series 2016A,
5.000%, 1/01/41
1/26 at 100.00 A+ 1,541,580
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Series 2015C, 4.000%, 2/01/38
2/25 at 100.00 AA 500,520
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2016A, 4.000%, 2/01/38
2/26 at 100.00 AA 1,001,550
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA 1,064,620
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2018A, 5.000%, 2/01/39
2/28 at 100.00 AA 1,072,570
750 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B, 5.000%, 2/01/47
2/32 at 100.00 AA 818,228

Nuveen Nebraska Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 320 Omaha Public Power District, Nebraska, Separate Electric System Revenue
Bonds, Nebraska City 2, Refunding Series 2015A, 3.500%, 2/01/42
2/25 at 100.00 A+ $ 278,272
Omaha, Nebraska, Sanitary Sewage System Revenue Bonds,
Refunding Series 2020A:
370 4.000%, 4/01/39 4/30 at 100.00 AA 361,960
300 4.000%, 4/01/40 4/30 at 100.00 AA 290,406
1,000 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31
1/25 at 100.00 A2 1,023,310
1,500 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/40
7/26 at 100.00 A2 1,543,665
600 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 611,232
Total Utilities 17,665,304
Total Long-Term Investments (cost $106,326,414) 99,561,500
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.5%
X 500,000 MUNICIPAL BONDS - 0.5%
X 500,000
Health Care - 0.5%
$ 500 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2008A,
2.470%, 8/15/32, (Mandatory Put 2/28/23) (5)
2/23 at 100.00 Aa1 $ 500,000
Total Health Care $ 500,000
Total Short-Term Investments (cost $500,000) 500,000
Total Investments (cost $106,826,414) - 97.3% 100,061,500
Other Assets & Liabilities, Net - 2.7% 2,810,063
Net Assets - 100% $ 102,871,563
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 99,561,500 $ – $ 99,561,500
Short-Term Investments:
Municipal Bonds – 500,000 – 500,000
Total
$ – $ 100,061,500 $ – $ 100,061,500

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Oregon Intermediate Municipal Bond
Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.0%
X 189,570,045 MUNICIPAL BONDS - 99.0%
X 189,570,045
Education and Civic Organizations - 4.6%
$ 1,095 Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific
University Project, Refunding Series 2015A, 5.000%, 5/01/30
5/25 at 100.00 BBB $ 1,123,766
Forest Grove, Oregon, Student Housing Revenue Bonds,
Oak Tree Foundation, Inc. Project, Series 2017:
350 5.000%, 3/01/23 No Opt. Call BBB 350,000
440 5.000%, 3/01/24 No Opt. Call BBB 444,299
505 5.000%, 3/01/25 No Opt. Call BBB 513,433
110 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School
Project, Series 2019A, 5.000%, 6/15/29, 144A
6/27 at 102.00 N/R 108,535
920 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/34, 144A
6/27 at 102.00 N/R 900,524
100 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A, 5.500%, 6/15/35, 144A
6/25 at 100.00 N/R 100,097
600 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.000%, 6/15/33
6/25 at 100.00 N/R 574,800
Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Series 2015A:
450 5.000%, 4/01/29 4/25 at 100.00 A+ 466,272
800 5.000%, 4/01/30 4/25 at 100.00 A+ 829,176
490 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 N/R 494,297
1,000 Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021, 4.000%, 12/01/36
12/31 at 100.00 A- 980,820
Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A:
850 4.000%, 10/01/23 No Opt. Call Baa2 849,634
1,000 5.000%, 10/01/35 10/30 at 100.00 Baa2 1,047,030
Total Education and Civic Organizations 8,782,683
Health Care - 15.1%
Deschutes County Hospital Facility Authority, Oregon,
Hospital Revenue Bonds, Saint Charles Health System,
Inc., Series 2016A:
375 4.000%, 1/01/33 1/26 at 100.00 A 378,187
1,000 5.000%, 1/01/33 1/26 at 100.00 A 1,040,050
715 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2020A, 4.000%, 1/01/34
1/31 at 100.00 A 730,251
Klamath Falls Intercommunity Hospital Authority, Oregon,
Revenue Bonds, Sky Lakes Medical Center Project,
Refunding Series 2016:
730 5.000%, 9/01/29 9/26 at 100.00 A 761,799
200 5.000%, 9/01/30 9/26 at 100.00 A 208,452
600 5.000%, 9/01/31 9/26 at 100.00 A 625,224
270 5.000%, 9/01/32 9/26 at 100.00 A 281,197
1,350 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/33
8/30 at 100.00 A+ 1,486,417
1,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/30
6/26 at 100.00 A+ 1,046,800
Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2014A:
690 5.000%, 11/15/25 5/24 at 100.00 AA- 702,109
4,155 4.125%, 11/15/32 5/24 at 100.00 AA- 4,182,340
600 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/30
No Opt. Call BBB+ 651,132

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
$ 485 5.000%, 10/01/29 10/26 at 100.00 BBB+ $ 504,953
1,325 5.000%, 10/01/30 10/26 at 100.00 BBB+ 1,379,961
4,105 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-1, 5.000%, 7/01/46, (Mandatory Put 2/01/30)
11/29 at 100.00 AA- 4,576,665
Oregon Health and Science University, Revenue Bonds,
Series 2019A:
1,000 5.000%, 7/01/29 No Opt. Call AA- 1,127,750
500 5.000%, 7/01/31 1/30 at 100.00 AA- 562,185
2,235 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/32
5/29 at 100.00 AA- 2,428,216
Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Healthl Project, Refunding Series 2016A:
1,355 5.000%, 5/15/29 5/26 at 100.00 AA- 1,421,192
560 5.000%, 5/15/30 5/26 at 100.00 AA- 587,597
1,000 5.000%, 5/15/31 5/26 at 100.00 AA- 1,049,310
1,200 5.000%, 5/15/46 5/26 at 100.00 AA- 1,221,792
Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022:
1,230 5.000%, 7/01/33 7/32 at 100.00 BBB 1,312,791
695 5.000%, 7/01/34 7/32 at 100.00 BBB 737,388
Total Health Care 29,003,758
Housing/Multifamily - 0.3%
195 Clackamas County Housing Authority, Oregon, Multifamily Housing
Revenue Bonds, Easton Ridge Apartments Project, Series 2013A,
4.000%, 9/01/23
3/23 at 100.00 Aa2 195,039
340 Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy
Station Apartments, Refunding Series 2016, 4.000%, 7/15/29
7/26 at 100.00 Aa2 347,480
Total Housing/Multifamily 542,519
Housing/Single Family - 0.8%
Oregon Housing and Community Services Department,
Single Family Mortgage Revenue Bonds, Series 2021A:
935 1.900%, 1/01/33 7/30 at 100.00 Aa2 783,530
825 1.950%, 7/01/33 7/30 at 100.00 Aa2 687,827
Total Housing/Single Family 1,471,357
Long-Term Care - 6.3%
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
285 5.000%, 11/15/27 11/25 at 102.00 N/R 284,271
300 5.000%, 11/15/28 11/25 at 102.00 N/R 298,362
315 5.000%, 11/15/29 11/25 at 102.00 N/R 312,149
330 5.000%, 11/15/30 11/25 at 102.00 N/R 325,621
Clackamas County Hospital Facility Authority, Oregon,
Senior Living Revenue Bonds, Willamette View Project,
Series 2017A:
525 4.000%, 5/15/24 No Opt. Call N/R 521,624
445 4.000%, 11/15/24 No Opt. Call N/R 441,008
355 4.000%, 5/15/25 No Opt. Call N/R 350,566
460 4.000%, 11/15/25 No Opt. Call N/R 453,031
200 4.000%, 5/15/26 11/25 at 102.00 N/R 196,160
400 4.000%, 11/15/26 11/25 at 102.00 N/R 391,224
350 4.000%, 5/15/27 11/25 at 102.00 N/R 339,434
350 4.000%, 11/15/27 11/25 at 102.00 N/R 338,314
450 Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue
Valley Manor, Series 2013A, 5.000%, 10/01/24
10/23 at 100.00 A- 452,893
1,500 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29
3/23 at 100.00 BB+ 1,485,510
325 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond,
Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 BB+ 320,668

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 300 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24
No Opt. Call N/R $ 299,670
370 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A,
4.000%, 12/01/36
12/28 at 103.00 BB+ 308,399
1,040 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.125%, 7/01/35
7/25 at 100.00 N/R 948,698
1,540 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor,
Inc., Refunding Bonds, Series 2022, 4.000%, 5/15/40
5/29 at 103.00 BBB- 1,250,865
1,150 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31
11/24 at 102.00 N/R 1,070,592
1,940 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/36
11/28 at 103.00 N/R 1,692,825
Total Long-Term Care 12,081,884
Tax Obligation/General - 44.7%
1,365 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/26
No Opt. Call AA+ 1,455,527
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
350 5.000%, 6/15/26 No Opt. Call AA+ 373,212
2,835 5.000%, 6/15/27 No Opt. Call AA+ 3,088,449
1,000 Boardman, Morrow County, Oregon, General Obligation Bonds, Series
2021, 4.000%, 6/15/35 - BAM Insured
6/29 at 100.00 AA 1,038,780
1,100 Chemeketa Community College District, Oregon, General Obligation
Bonds, Refunding Series 2014, 5.000%, 6/15/26
6/24 at 100.00 AA+ 1,125,223
200 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%,
6/01/25 - AGM Insured
No Opt. Call Aa2 209,642
1,665 Clackamas and Multnomah Counties School District 7J Lake Oswego,
Oregon, General Obligation Bonds, Series 2017, 4.000%, 6/01/32
6/27 at 100.00 AA+ 1,731,234
1,250 Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28
6/25 at 100.00 AA+ 1,302,912
1,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,083,080
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
585 5.000%, 6/15/31 6/28 at 100.00 Aa1 650,748
550 5.000%, 6/15/32 6/28 at 100.00 Aa1 611,309
1,500 Clackamas County School District 46 Oregon Trail, Oregon, General
Obligation Bonds, Refunding Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,628,400
605 Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018B, 5.000%, 6/15/33
6/28 at 100.00 AA+ 672,457
560 Clatsop County School District 1C Astoria, Oregon, General Obligation
Bonds, Series 2019B, 5.000%, 6/15/30
6/29 at 100.00 Aa1 634,962
500 Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%,
6/15/31
6/29 at 100.00 Aa2 566,890
450 Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017, 5.000%, 6/15/33
6/27 at 100.00 Aa1 484,380
765 Coos County School District 9 Coos Bay, Oregon, General Obligation
Bonds, Series 2020, 5.000%, 6/15/34
6/30 at 100.00 AA+ 867,242
1,190 Crook County, Oregon, General Obligation Bonds, Convertible Capital
appreciation Series 2022, 0.000%, 6/01/33 (4)
6/32 at 100.00 AA- 1,114,387
1,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 919,260
2,000 David Douglas School District 40, Multnomah County, Oregon, General
Obligation Bonds, Series 2023A, 0.000%, 6/15/35 (WI/DD, Settling
3/09/23)
6/33 at 92.02 AA+ 1,222,700
1,335 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/36 (WI/DD,
Settling 3/02/23)
6/33 at 100.00 Aa1 1,531,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 875 Deschutes County School District 6, Sisters, Oregon, General Obligation
Bonds, Series 2021, 4.000%, 6/15/34
6/31 at 100.00 Aa1 $ 932,286
2,035 Greater Albany School District 8J, Linn & Benton Counties, Oregon,
General Obligation Bonds, Series 2017, 5.000%, 6/15/32
6/27 at 100.00 AA+ 2,206,632
2,825 Hood River County School District, Oregon, General Obligation Bonds,
Refunding Series 2016, 4.000%, 6/15/29
6/26 at 100.00 AA+ 2,936,503
1,845 Jackson County School District 5 Ashland, Oregon, General Obligation
Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 2,066,382
1,250 Jackson County School District 549C, Oregon, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/15/28
6/25 at 100.00 AA+ 1,302,625
Jackson County School District 6, Central Point, Oregon,
General Obligation Bonds, Series 2019A:
1,675 4.000%, 6/15/34 6/29 at 100.00 Aa1 1,741,682
1,700 4.000%, 6/15/35 6/29 at 100.00 Aa1 1,750,337
375 Jefferson County School District 509J, General Obligation Bonds, Series
2022, 4.000%, 6/15/34
6/32 at 100.00 Aa1 403,684
335 Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station
Area A Local Improvement District, Series 2008, 5.200%, 6/01/31
3/23 at 100.00 Aa3 341,000
1,200 Lake Oswego, Oregon, General Obligation Bonds, Refunding Full Faith &
Credit Series 2017, 4.000%, 12/01/31
12/27 at 100.00 AAA 1,268,388
Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series
2020A:
1,000 4.000%, 6/15/33 6/30 at 100.00 Aa1 1,066,980
1,750 4.000%, 6/15/34 6/30 at 100.00 Aa1 1,858,115
3,900 Lane County School District 4J Eugene, Oregon, General Obligation
Bonds, School Bond Guaranty Series 2019, 4.000%, 6/15/35
6/29 at 100.00 Aa1 4,040,049
510 Lebanon Rural Fire Protection District, Linn County, Oregon, General
Obligation Bonds, Series 2020, 4.000%, 6/15/33 - BAM Insured
6/27 at 100.00 AA 526,238
205 Linn and Marion Counties School District 129J Santiam Canyon, Oregon,
General Obligation Bonds, Series 2019, 5.000%, 6/15/34
6/29 at 100.00 AA+ 229,598
2,000 Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series 2020B,
5.000%, 6/15/34
6/30 at 100.00 AA+ 2,267,300
Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018:
1,500 5.000%, 6/15/31 6/28 at 100.00 AA+ 1,667,025
2,000 5.000%, 6/15/33 6/28 at 100.00 AA+ 2,217,800
1,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B, 5.000%, 6/15/31
6/28 at 100.00 AA+ 1,119,190
2,500 Metro, Oregon, General Obligation Bonds, Series 2020A, 4.000%, 6/01/34 6/30 at 100.00 AAA 2,646,150
75 Multnomah County School District 7, Reynolds, Oregon, General
Obligation Bonds, Refunding Series 2020, 3.000%, 6/01/34
6/30 at 100.00 Aa3 71,857
2,250 Multnomah County School District 7, Reynolds, Oregon, General
Obligation Bonds, Series 2015A, 5.000%, 6/15/30
6/25 at 100.00 Aa1 2,343,712
1,190 Nestucca Valley School District 101, Tillamook & Yamhill Counties,
Oregon, General Obligation Bonds, Series 2018B. Current Interest,
5.000%, 6/15/29
6/28 at 100.00 AA+ 1,324,875
Oregon City, Oregon, General Obligation Bonds, Series
2018:
360 5.000%, 6/01/30 6/28 at 100.00 AA+ 402,631
765 5.000%, 6/01/31 6/28 at 100.00 AA+ 855,584
Pacific Communities Health District, Oregon, General
Obligation Bonds, Series 2016:
325 5.000%, 6/01/27 6/26 at 100.00 A1 343,064
350 5.000%, 6/01/28 6/26 at 100.00 A1 368,788
750 5.000%, 6/01/29 6/26 at 100.00 A1 788,842
1,000 5.000%, 6/01/30 6/26 at 100.00 A1 1,049,900
770 5.000%, 6/01/31 6/26 at 100.00 A1 806,729
1,210 Phoenix-Talent School District 4, Jackson County, Oregon, General
Obligation Bonds, Current Interest Series 2018B, 5.000%, 6/15/32
6/28 at 100.00 AA+ 1,343,620

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018:
$ 225 3.750%, 6/15/28 No Opt. Call N/R $ 224,269
180 4.000%, 6/15/33 6/28 at 100.00 N/R 182,043
900 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Refunding Series 2016, 5.000%, 6/15/29
6/26 at 100.00 AA+ 957,366
1,050 Portland Community College District, Multnomah County, Oregon,
General Obligation Bonds, Series 2018, 5.000%, 6/15/30
6/26 at 100.00 AA+ 1,115,572
350 Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A,
5.000%, 6/01/25
6/24 at 100.00 Aa2 357,854
630 Redmond, Oregon, Full Faith and Credit Obligations, Series 2019B-1,
5.000%, 6/01/36
12/28 at 100.00 Aa2 692,402
500 Rogue Community College District, Jackson and Jospehine Counties,
Oregon, General Obligation Bonds, Jackson County Service Area, Series
2016B, 4.000%, 6/15/31
6/26 at 100.00 Aa1 517,860
2,285 Saint Helens, Oregon, Full Faith and Credit Obligations, Series 2021,
4.000%, 8/01/41
8/31 at 100.00 AA 2,276,248
Umatilla County School District 6R Umatilla, Oregon,
General Obligation Bonds, Series 2017:
245 0.000%, 6/15/27 (4) No Opt. Call AA+ 260,871
340 0.000%, 6/15/29 (4) 6/27 at 100.00 AA+ 364,694
315 0.000%, 6/15/31 (4) 6/27 at 100.00 AA+ 337,372
1,260 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 AA+ 1,373,173
965 Washington County School District 15, Forest Grove, Oregon, General
Obligation Bonds, Series 2012B, 0.000%, 6/15/25
No Opt. Call AA+ 892,278
1,320 Washington County, Oregon, General Obligation Bonds, Full Faith &
Credit Obligation Series 2016B, 4.000%, 3/01/31
3/26 at 100.00 Aaa 1,368,404
Washington Multnomah & Yamhill Counties School District
1J Hillsboro, Oregon, General Obligation Bonds, Series
2017:
990 5.000%, 6/15/31 6/27 at 100.00 Aa1 1,074,328
3,750 5.000%, 6/15/32 6/27 at 100.00 Aa1 4,058,438
1,450 5.000%, 6/15/34 6/27 at 100.00 Aa1 1,561,983
1,000 Washington, Clackamas and Yamhill Counties School District 88J
Sherwood, Oregon, General Obligation Bonds, Series 2017B, 5.000%,
6/15/30
6/27 at 100.00 AA+ 1,083,500
Yamhill County School District 40, McMinnville, Oregon,
General Obligation Bonds, Refunding Series 2016:
1,000 4.000%, 6/15/31 6/26 at 100.00 AA+ 1,035,720
1,000 4.000%, 6/15/32 6/26 at 100.00 AA+ 1,033,970
195 Yamhill County School District 8 Dayton, Oregon, General Obligation
Bonds, Refunding & Project Series 2019, 5.000%, 6/15/33
6/29 at 100.00 AA+ 218,722
Total Tax Obligation/General 85,587,179
Tax Obligation/Limited - 10.9%
1,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A, 4.000%,
6/01/37
6/30 at 100.00 Aa3 1,015,520
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,260 5.000%, 11/15/28 11/25 at 100.00 BB 2,313,765
500 5.000%, 11/15/29 11/25 at 100.00 BB 511,780
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,635 5.000%, 10/01/28 No Opt. Call N/R 1,693,648
460 5.000%, 10/01/32 No Opt. Call N/R 474,591
750 Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention
Center Hotel, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 Aa3 806,048
1,270 Oregon Department of Administrative Services, State Lottery Revenue
Bonds, Refunding Series 2014B, 5.000%, 4/01/27
4/24 at 100.00 AAA 1,294,409
2,000 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Subordinate Lien Series 2019A, 5.000%, 11/15/35
11/29 at 100.00 AA+ 2,236,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 750 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2022A, 5.000%, 11/15/35
11/32 at 100.00 AAA $ 878,498
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
499 0.000%, 7/01/29 7/28 at 98.64 N/R 370,093
2,191 0.000%, 7/01/31 7/28 at 91.88 N/R 1,460,280
1,906 0.000%, 7/01/33 7/28 at 86.06 N/R 1,138,587
616 4.500%, 7/01/34 7/25 at 100.00 N/R 610,789
1,600 Seaside, Clatsop County, Oregon, Transient Lodgings Tax Revenue Bonds,
Series 2018, 5.000%, 12/15/30
6/28 at 100.00 A3 1,757,840
1,000 Tri-County Metropolitan Transportation District, Oregon, Capital Grant
Receipt Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27
No Opt. Call A 1,085,180
Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A:
1,000 5.000%, 10/01/31 4/28 at 100.00 A 1,087,250
2,060 4.000%, 10/01/33 4/28 at 100.00 A 2,098,398
Total Tax Obligation/Limited 20,833,256
Transportation - 4.6%
Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016:
395 5.000%, 12/01/30 - AGM Insured 6/26 at 100.00 AA 418,384
430 5.000%, 12/01/31 - AGM Insured 6/26 at 100.00 AA 455,284
380 5.000%, 12/01/33 - AGM Insured 6/26 at 100.00 AA 401,542
350 4.000%, 12/01/34 - AGM Insured 6/26 at 100.00 AA 353,696
500 Port of Portland, Oregon, International Airport Revenue Bonds, Refunding
Series 2020-26C, 5.000%, 7/01/28, (AMT)
No Opt. Call AA- 532,790
1,265 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2015-23, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,323,380
1,850 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2019-25B, 5.000%, 7/01/33, (AMT)
7/29 at 100.00 AA- 1,992,875
3,040 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2022-28, 5.000%, 7/01/34, (AMT)
7/32 at 100.00 AA- 3,348,682
Total Transportation 8,826,633
U.S. Guaranteed - 2.5% (5)
500 Central Oregon Community College District, Crook, Jefferson, Deschutes,
Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds,
Series 2014, 5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 AA 511,345
Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2014:
325 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 332,173
255 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 AA 260,628
300 Marion-Clackamas Counties School District 4J Silver Falls, Oregon,
General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24,
(Pre-refunded 6/15/23)
6/23 at 100.00 Aa1 301,551
Oregon Facilities Authority, Revenue Bonds, Reed College,
Series 2017A:
795 5.000%, 7/01/30, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 865,206
425 4.000%, 7/01/32, (Pre-refunded 7/01/27) 7/27 at 100.00 Aa2 445,324
Tri-County Metropolitan Transportation District, Oregon,
Payroll Tax Revenue Bonds, Senior Lien Series 2018A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 1,092,210
855 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 AAA 933,839
Total U.S. Guaranteed 4,742,276
Utilities - 9.2%
Beaverton, Oregon, Water Revenue Bonds, Series 2022:
2,090 4.000%, 4/01/35 4/32 at 100.00 AA+ 2,230,657
2,150 4.000%, 4/01/36 4/32 at 100.00 AA+ 2,252,211

Nuveen Oregon Intermediate Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Central Lincoln Peoples Utility District, Oregon, Electric
Revenue Bonds, Series 2016:
$ 500 3.500%, 12/01/29 12/25 at 100.00 AA- $ 508,540
350 5.000%, 12/01/33 12/25 at 100.00 AA- 364,214
350 5.000%, 12/01/34 12/25 at 100.00 AA- 364,213
270 Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016,
5.000%, 11/01/33
5/25 at 100.00 AA 277,755
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
1,065 5.000%, 7/01/28 7/26 at 100.00 A- 1,098,356
1,120 5.000%, 7/01/29 7/26 at 100.00 A- 1,155,089
1,180 5.000%, 7/01/30 7/26 at 100.00 A- 1,217,076
1,880 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series
2018A, 4.500%, 5/01/30
5/26 at 100.00 AA 1,956,892
2,500 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2016A, 4.000%, 4/01/33
4/26 at 100.00 Aa1 2,565,000
2,000 Portland, Oregon, Water System Revenue Bonds, Refunding First Lien
Series 2022A, 4.000%, 4/01/35
10/31 at 100.00 AA+ 2,111,180
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,018,720
525 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/33,
144A
5/29 at 100.00 A3 578,597
Total Utilities 17,698,500
Total Long-Term Investments (cost $192,936,239) 189,570,045
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.4%
X 800,000 MUNICIPAL BONDS - 0.4%
X 800,000
Tax Obligation/General - 0.4%
$ 800 Oregon State, General Obligation Bonds, Veterans'  Welfare Series 95 of
2015P, 3.580%, 12/01/36, (Mandatory Put 3/07/23) (6)
2/23 at 100.00 AA+ $ 800,000
Total Tax Obligation/General $ 800,000
Total Short-Term Investments (cost $800,000) 800,000
Total Investments (cost $193,736,239) - 99.4% 190,370,045
Other Assets & Liabilities, Net - 0.6% 1,159,969
Net Assets - 100% $ 191,530,014

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 189,570,045 $ – $ 189,570,045
Short-Term Investments:
Municipal Bonds – 800,000 – 800,000
Total
$ – $ 190,370,045 $ – $ 190,370,045
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.